                                                       Registration No. 33-58476
                                                                        --------




                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                       /   /

                         Pre-Effective Amendment No. ___             /   /

                        Post-Effective Amendment No.  6              / X /
                                    and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                   /   /

                                 Amendment No.  ___                  /   /

                       (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT A
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                              (Name of Depositor)

 720 East Wisconsin Avenue, Milwaukee, Wisconsin                  53202
-------------------------------------------------------------------------------
     (Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  -----------------------------
      JOHN M. BREMER, Senior Vice President, General Counsel and Secretary
             720 East Wisconsin Avenue, Milwaukee, Wisconsin  53202
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

               immediately upon filing pursuant to paragraph (b) of Rule 485
         -----
               on (DATE) pursuant to paragraph (b) of Rule 485
         -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
         -----
           X   on January 15, 1996 pursuant to paragraph (a)(1) of Rule 485
         -----
               this post-effective amendment designates a new effective date
         -----
                for a previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT A

-------------------------------------------------------------------------------

                             CROSS-REFERENCE SHEET

N-4, Part A                           Heading in
Item                                  Prospectus
-----------                           ----------
      1 . . . . . . . . . . . . .     Cover Page
      2 . . . . . . . . . . . . .     Index of Special Terms
      3 . . . . . . . . . . . . .     Synopsis, The Contracts, The Fund, Deductions and Charges, Right to Examine
                                      Deferred Contract, Penalty Tax on Premature Payments, Expense Table
      4 . . . . . . . . . . . . .     Accumulation Unit Values, Financial Statements
      5 . . . . . . . . . . . . .     The Company, NML Variable Annuity Account A, The Fund
      6 . . . . . . . . . . . . .     Deductions, Distribution of the Contracts
      7 . . . . . . . . . . . . .     The Contracts, Owners of the Contracts, Application of Purchase Payments,
                                      Transfers Between Divisions and Payment Plans, Substitution and Change
      8 . . . . . . . . . . . . .     Variable Payment Plans, Description of Payment Plans, Amount of Annuity Payments,
                                      Maturity Benefit, Assumed Investment Rate, Transfers Between Divisions and
                                      Payment Plans
      9 . . . . . . . . . . . . .     Death Benefit
     10 . . . . . . . . . . . . .     Amount and Frequency, Application of Purchase Payments, Net Investment Factor,
                                      Distribution of the Contracts
     11 . . . . . . . . . . . . .     Withdrawal Amount, Deferment of Benefit Payments, Right to Examine Contract
     12 . . . . . . . . . . . . .     Federal Income Taxes
     13 . . . . . . . . . . . . .     Not Applicable
     14 . . . . . . . . . . . . .     Table of Contents for Statement of Additional Information
-----------------------------------------------------------------------------------------------------------------

N-4, Part B                           Heading in Statement
Item                                  of Additional Information
-----------                           -------------------------
     15 . . . . . . . . . . . . .     Cover Page
     16 . . . . . . . . . . . . .     Table of Contents
     17 . . . . . . . . . . . . .     Not Applicable
     18 . . . . . . . . . . . . .     Experts
     19 . . . . . . . . . . . . .     Not Applicable
     20 . . . . . . . . . . . . .     Distribution of the Contracts
     21 . . . . . . . . . . . . .     Not Applicable
     22 . . . . . . . . . . . . .     Determination of Annuity Payments
     23 . . . . . . . . . . . . .     Financial Statements


                                                                January 15, 1996


P  R  O  S  P  E  C  T  U  S





                                                            NML

                                                            Variable

                                                            Annuity

                                                            Account A





V A R I A B L E   A N N U I T Y  C O N T R A C T S  F O R

R E T I R E M E N T  P L A N S  O F  S E L F - E M P L O Y E D

P E R S O N S  A N D  T H E I R  E M P L O Y E E S




                                                [NORTHWESTERN MUTUAL LIFE LOGO]
                                                720 East Wisconsin Avenue
                                                Milwaukee, Wisconsin 53202
                                                (414) 271-1444

    P R O S P E C T U S


NML VARIABLE ANNUITY ACCOUNT A


      This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") to provide retirement annuity benefits for self-employed individuals (and their eligible employees) who adopt plans meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Such plans, which are popularly called "HR-10 Plans", afford certain federal income tax benefits to employers and to employees and their beneficiaries.


      The Contracts contemplate periodic purchase payments until a selected maturity date--usually retirement--after which the benefits under the Contracts become payable. Purchase payments which are to be accumulated on a variable basis or applied to provide variable benefits are credited by Northwestern Mutual Life to NML Variable Annuity Account A (the "Account") and allocated among one or more of the nine Divisions of the Account as directed by the individual Contract owners. The Contracts also permit accumulation of funds on a fixed basis, at rates of interest declared periodically by Northwestern Mutual Life. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.


      The assets of the Account are maintained separately from Northwestern Mutual Life's general assets. Assets of each Division of the Account are invested entirely in shares of a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The Fund is currently comprised of the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Portfolios.

      The value of interests in each Division before annuity benefits become payable will vary continuously to reflect the investment performance of the Portfolio selected by the Contract owner. When annuity benefits become payable the Contracts provide lifetime annuity payments or other annuity payment plans on either a variable or fixed basis. If a variable payment plan is selected the annuity payments will continue to increase or decrease to reflect the investment experience of the Portfolios for the Divisions to which Contract values have been allocated. If a fixed payment plan is selected the amount of annuity payments will remain fixed, except as they may be increased by dividends.

      Two versions of the Contracts are offered: Front Load Contracts and Back Load Contracts. (See "Expense Table", p. 2, and "Deductions", p. 14.)

      This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. Additional information about the Contracts and the Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, Telephone Number (414) 271-1444. The table of contents for the Statement of Additional Information is shown on page 17 of this prospectus.

      THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


        The Date of the Statement of Additional Information is January 15, 1996

                             INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                          PAGE       TERM                                        PAGE
----                                          ----       ----                                        ----
ACCUMULATION UNIT . . . . . . . . . . . . . .  9         ANNUITANT  . . . . . . . . . . . . . . . . . 11
ANNUITY (or ANNUITY PAYMENTS) . . . . . . . .  10        MATURITY DATE  . . . . . . . . . . . . . . . 10
NET INVESTMENT FACTOR . . . . . . . . . . . .  9         OWNER  . . . . . . . . . . . . . . . . . . . 11
PAYMENT PLANS . . . . . . . . . . . . . . . .  10        WITHDRAWAL AMOUNT  . . . . . . . . . . . . . 10

SYNOPSIS


THE CONTRACTS The Contracts are individual variable annuity contracts offered to provide retirement annuity benefits for self-employed individuals (and their eligible employees). The Contracts provide for accumulation of funds on a variable or fixed or combination basis until a selected maturity date -- usually retirement -- and payment of annuity benefits on either a variable or fixed basis. (See "Description of Payment Plans", p. 10.) Two versions of the Contracts are offered: Front Load Contracts and Back Load Contracts. See the Expense Table below, and "Deductions", p. 14.


THE FUND The Account is comprised of nine Divisions which invest in the corresponding Portfolios of Northwestern Mutual Series Fund, Inc. For more information regarding the Fund and its Portfolios, including information about their investment objectives and expenses, see "The Fund", p. 8 and the attached Fund Prospectus.

DEDUCTIONS AND CHARGES For the Front Load Contract there is a maximum sales load of 4% of purchase payments, reduced when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no deduction from purchase payments for sales expenses, but a withdrawal charge of 0%-8% applies, depending on the length of time funds have been held under the Contract and the Contract size. The assets of the Account bear a charge for mortality and expense risks assumed by Northwestern Mutual Life under the Contract. This charge is at the annual rate of .40% for the Front Load Contract and 1.25% for the Back Load Contract. In addition, the annual Contract fee is $30.00. For more information about these and other expenses, see the Expense Table below and "Deductions", p. 14. Expenses of the Fund are described in the attached Prospectus for the Fund.

RIGHT TO EXAMINE DEFERRED CONTRACT During the 10 days following the delivery of a Contract the Owner may return it to Northwestern Mutual Life, by mail or in person, if for any reason the Owner has changed his mind. On return of the Contract, Northwestern Mutual Life will pay to the Owner the value of Accumulation Units credited to the Contract determined as of the valuation next following receipt of a written request at the Home Office of Northwestern Mutual Life.

PENALTY TAX ON PREMATURE PAYMENTS Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 13.)

                                 EXPENSE TABLE

                 FRONT LOAD CONTRACT
                 TRANSACTION EXPENSES FOR CONTRACTOWNERS                  ANNUAL EXPENSES OF THE ACCOUNT
                 ---------------------------------------                  ------------------------------
                 Maximum Sales Load (as a percentage                       (AS A PERCENTAGE OF ASSETS)
                 of purchase payments) . . . . . . . . . . .   4%         ----------------------------
                 Withdrawal Charge . . . . . . . . . . . . .  None        Mortality Rate and Expense Guarantee
                                                                           Charge . . . . . . . . . . . . . . . . .     .40%

                                                                          ANNUAL CONTRACT FEE
                                                                          -------------------
                                                                          $30; waived if the Contract Value equals or exceeds
                                                                          $50,000
---------------------------------------------------------------------------------------------------------------------------------
                 BACK LOAD CONTRACT
                 TRANSACTION EXPENSES FOR CONTRACTOWNERS                  ANNUAL EXPENSES OF THE ACCOUNT
                 ---------------------------------------                  ------------------------------
                 Sales Load (as a percentage of purchase                   (AS A PERCENTAGE OF ASSETS)
                 payments) . . . . . . . . . . . . . . . . .  None       ----------------------------
                 Withdrawal Charge for Sales Expenses                    Mortality Rate and Expense Guarantee
                 (as a percentage of amounts paid) . . . . . 0%-8%        Charge . . . . . . . . . . . . . . . . .    1.25%

                                                                          ANNUAL CONTRACT FEE
                                                                          -------------------
                                                                          $30; waived if the Contract Value equals or exceeds
                                                                          $50,000

ANNUAL EXPENSES OF THE PORTFOLIOS
(AS A PERCENTAGE OF THE ASSETS)


                                                                                                            TOTAL ANNUAL
                                     MANAGEMENT FEES          CUSTODY FEES          OTHER EXPENSES             EXPENSES
                                     ---------------          ------------          --------------             --------
Index 500 Stock                           .20%                    .00%                   .04%                    .24%
Select Bond                               .30%                    .00%                   .00%                    .30%
Money Market                              .30%                    .00%                   .00%                    .30%
Balanced                                  .30%                    .00%                   .00%                    .30%
Growth and Income Stock                   .69%                    .00%                   .09%                    .78%
Growth Stock                              .60%                    .00%                   .11%                    .71%
Aggressive Growth Stock                   .56%                    .00%                   .02%                    .58%
High Yield Bond                           .60%                    .00%                   .13%                    .73%
International Equity                      .69%                    .14%                   .04%                    .87%

EXAMPLE
FRONT LOAD CONTRACT -- You would pay the following expenses on each $1,000 investment, assuming 5% annual return:


                                         1 YEAR                 3 YEARS                5 YEARS                 10 YEARS
                                         ------                 -------                -------                 --------
Index 500 Stock                           $46                     $64                    $ 83                    $137
Select Bond                               $47                     $66                    $ 86                    $144
Money Market                              $47                     $66                    $ 86                    $144
Balanced                                  $47                     $66                    $ 86                    $144
Growth and Income Stock                   $52                     $80                    $110                    $197
Growth Stock                              $51                     $78                    $107                    $189
Aggressive Growth Stock                   $50                     $74                    $100                    $175
High Yield Bond                           $51                     $78                    $108                    $192
International Equity                      $52                     $83                    $115                    $207

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE
BACK LOAD CONTRACT -- You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender at the end of each time period:

                                         1 YEAR                 3 YEARS                5 YEARS                 10 YEARS
                                         ------                 -------                -------                 --------
Index 500 Stock                           $ 95                    $111                   $130                    $198
Select Bond                               $ 96                    $113                   $133                    $204
Money Market                              $ 96                    $113                   $133                    $204
Balanced                                  $ 96                    $113                   $133                    $204
Growth and Income Stock                   $101                    $128                   $157                    $254
Growth Stock                              $100                    $126                   $154                    $247
Aggressive Growth Stock                   $ 99                    $122                   $147                    $234
High Yield Bond                           $100                    $126                   $155                    $249
International Equity                      $102                    $130                   $162                    $264

You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:

                                         1 YEAR                 3 YEARS                5 YEARS                 10 YEARS
                                         ------                 -------                -------                 --------
Index 500 Stock                           $15                     $51                    $ 90                    $198
Select Bond                               $16                     $53                    $ 93                    $204
Money Market                              $16                     $53                    $ 93                    $204
Balanced                                  $16                     $53                    $ 93                    $204
Growth and Income Stock                   $21                     $68                    $117                    $254
Growth Stock                              $20                     $66                    $114                    $247
Aggressive Growth Stock                   $19                     $62                    $107                    $234
High Yield Bond                           $20                     $66                    $115                    $249
International Equity                      $22                     $70                    $122                    $264

      The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the withdrawal charge depends on the length of time funds have been held under the Contract and the amounts held. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but no such charges are currently being made. See "Transfers Between Divisions and Payment Plans",
p. 11 and "Deductions", p. 14, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios show the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1994 operations for the Portfolios and their predecessors. For additional information about expenses of the Portfolios, see the prospectus for the Fund attached hereto. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.


      The tables on the following pages present the accumulation unit values of the nine Divisions of the Account for the Contracts issued prior to the date of this prospectus. Those Contracts are different in certain material respects from Contracts offered currently, but the values shown below for Contracts issued after December 17, 1981 are calculated on the same basis as those for the Back Load Contracts described in this prospectus. The Front Load Contracts described in this prospectus have a lower mortality rate and expense guarantee charge than any of the Contracts issued prior to March 31, 1995.
[              ]

                           ACCUMULATION UNIT VALUES
                    CONTRACTS ISSUED AFTER MARCH 31, 1995


                                                             FOR THE THREE
                                                             MONTHS ENDED
                                                             JUNE 30, 1995
                                                             -------------
Index 500 Stock Division
Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.094
   Back Load Version
    Beginning of Period                                          $1.604
    End of Period                                                $1.751

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                   25,047
    Back Load                                                    96,638


Select Bond Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.062
   Back Load Version
    Beginning of Period                                          $5.419
    End of Period                                                $5.742

Number of Accumulation Units
   Outstanding, End of Period
   Front Load                                                    34,114
   Back Load                                                      6,321


Money Market Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.013
   Back Load Version
    Beginning of Period                                          $2.086
    End of Period                                                $2.110

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                        0
    Back Load                                                    50,199


Balanced Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.073
   Back Load Version
    Beginning of Period                                          $3.655
    End of Period                                                $3.913

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                   30,897
    Back Load                                                    78,707


Growth and Income Stock Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.071
   Back Load Version
    Beginning of Period                                          $1.083
    End of Period                                                $1.157

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                        0
    Back Load                                                    57,528

Growth Stock Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.060
   Back Load Version
    Beginning of Period                                          $1.082
    End of Period                                                $1.145

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                        0
    Back Load                                                    19,962


Aggressive Growth Stock Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.086
   Back Load Version
    Beginning of Period                                          $2.115
    End of Period                                                $2.292

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                   40,936
    Back Load                                                    60,214


High Yield Bond Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.064
   Back Load Version
    Beginning of Period                                          $1.067
    End of Period                                                $1.132

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                        0
    Back Load                                                    19,450


International Equity Division
   Accumulation Unit Value:
   Front Load Version
    Beginning of Period                                          $1.00
    End of Period                                                $1.080
   Back Load Version
    Beginning of Period                                          $1.218
    End of Period                                                $1.313

Number of Accumulation Units
   Outstanding, End of Period
    Front Load                                                   25,764
    Back Load                                                    71,719

                            ACCUMULATION UNIT VALUES

 CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995



                                      FOR THE SIX           FOR THE YEARS ENDED DECEMBER 31
                                     MONTHS  ENDED     ----------------------------------------
                                     JUNE 30, 1995     1994        1993        1992        1991
                                     -------------     ----        ----        ----        ----
 Index 500 Stock Division
   Accumulation Unit Value:
   Beginning of Period*                 $1.469        $1.470      $1.356      $1.280      $1.000
   End of Period                        $1.751        $1.469      $1.470      $1.356      $1.280

   Number of Accumulation Units
   Outstanding, End of Period       18,326,513    17,624,807  16,051,619   4,774,008   2,593,051

 Select Bond  Division
   Accumulation Unit Value:
   Beginning of Period                  $5.167        $5.384      $4,941      $4.677      $4.052
   End of Period                        $5.742        $5.167      $5,384      $4.941      $4.677

   Number of Accumulation Units
   Outstanding, End of Period        2,808,862     2,923,557   2,937,137   2,667,880   2,097,901

 Money Market Division
   Accumulation Unit Value:
   Beginning of Period                  $2.063        $2.007      $1.976      $1.936      $1.855
   End of Period                        $2.110        $2.063      $2.007      $1.976      $1.936

   Number of Accumulation Units
   Outstanding, End of Period        8,148,959     8,608,326   7,614,186   8,478,941   9,098,558

 Balanced Division
   Accumulation Unit Value:
   Beginning of Period                  $3.436        $3.480      $3.216      $3.092      $2.526
   End of Period                        $3.913        $3.436      $3.480      $3.216      $3.092

   Number of Accumulation Units
   Outstanding, End of Period       56,545,114    59,200,252  63,940,609  62,756,051  59,013,262

 Growth and Income Stock Division
   Accumulation Unit Value:
   Beginning of Period**                $0.994        $1.000          --          --          --
   End of Period                        $1.157        $0.994          --          --          --

   Number of Accumulation Units
   Outstanding, End of Period        4,994,626     3,129,287          --          --          --

 Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period**                $1.006        $1.000          --          --          --
   End of Period                        $1.145        $1.006          --          --          --


   Number of Accumulation Units
   Outstanding, End of Period        2,418,361     1,311,686          --          --          --

 Aggressive Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period*                 $1.994        $1.915      $1.628      $1.556      $1.010
   End of Period                        $2.292        $1.994      $1.915      $1.628      $1.556

   Number of Accumulation Units
   Outstanding, End of Period       18,937,935    17,290,856  11,319,698   7,939,571   3,208,965

 High Yield Bond Division
   Accumulation Unit Value:
   Beginning of Period**                $1.022        $1.000          --          --          --
   End of Period                        $1.132        $1.022          --          --          --

   Number of Accumulation Units
   Outstanding, End of Period        1,796,037     1,215,989          --          --          --

 International Equity Division
   Accumulation Unit Value:
   Beginning of Period***               $1.220        $1.236      $1.000          --          --
   End of Period                        $1.313        $1.220      $1.236          --          --

   Number of Accumulation Units
   Outstanding, End of Period       21,981,815    21,538,113   8,548,091          --          --


                                                          FOR THE YEARS ENDED DECEMBER 31
                                       ----------------------------------------------------------------------
                                       1990            1989        1988         1987        1986         1985
                                       ----            ----        ----         ----        ----         ----
 Index 500 Stock Division
   Accumulation Unit Value:
   Beginning of Period*                 $1.000            --          --          --          --           --
   End of Period                        $1.000            --          --          --          --           --

   Number of Accumulation Units
   Outstanding, End of Period           30,451            --          --          --           --          --

 Select Bond  Division
   Accumulation Unit Value:
   Beginning of Period                  $3.787        $3.368      $3.144      $3.214       $2.778      $2.255
   End of Period                        $4.052        $3.787      $3.368      $3.144       $3.214      $2.775

   Number of Accumulation Units
   Outstanding, End of Period        1,970,476     2,102,874   1,106,292     923,256    1,206,396     672,960

 Money Market Division
   Accumulation Unit Value:
   Beginning of Period                  $1.739        $1.615       $1.526      $1.454      $1.383      $1.298
   End of Period                        $1.855        $1.739       $1.615      $1.526      $1.454      $1.383

   Number of Accumulation Units
   Outstanding, End of Period       10,506,714     8,094,998    7,909,585   5,326,926   3,314,410   3,662,459

 Balanced Division
   Accumulation Unit Value:
   Beginning of Period                  $2.531        $2.217       $2.060      $1.978      $1.722      $1.410
   End of Period                        $2.526        $2.531       $2.217      $2.060      $1.978      $1.722

   Number of Accumulation Units
   Outstanding, End of Period       58,632,612    59,790,768   56,485,511  49,472,803  37,861,124  29,322,587

 Growth and Income  Stock Division
   Accumulation Unit Value:
   Beginning of Period**                    --           --           --          --          --         --
   End of Period                            --           --           --          --          --         --

   Number of Accumulation Units
   Outstanding, End of Period               --           --           --          --          --         --

 Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period**                    --           --           --          --          --         --
   End of Period                            --           --           --          --          --         --


   Number of Accumulation Units
   Outstanding, End of Period               --           --           --          --          --         --

 Aggressive Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period*                 $1.000           --           --          --          --         --
   End of Period                        $1.010           --           --          --          --         --

   Number of Accumulation Units
   Outstanding, End of Period           81,406           --           --          --          --         --

 High Yield Bond Division
   Accumulation Unit Value:
   Beginning of Period**                    --           --           --          --          --         --
   End of Period                            --           --           --          --          --         --

   Number of Accumulation Units
   Outstanding, End of Period               --           --           --          --          --         --

 International Equity Division
   Accumulation Unit Value:
   Beginning of Period***                   --           --           --          --          --         --
   End of Period                            --           --           --          --          --         --

   Number of Accumulation Units
   Outstanding, End of Period               --           --           --          --          --         --


 * The initial investments in Index 500 Stock Division and the Aggressive Growth Stock Division were made on December 12, 1990.
 ** The initial investments in the Growth and Income Stock Division, Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
 *** The initial investment in the International Equity Division was made on April 30, 1993.

                            ACCUMULATION UNIT VALUES
                  CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981



                                  FOR THE SIX                  FOR THE YEARS ENDED DECEMBER 31
                                 MONTHS  ENDED    ------------------------------------------------------------
                                 JUNE 30, 1995    1994       1993        1992        1991      1990       1989
                                 -------------    ----       ----        ----        ----      ----       ----
 Index 500 Stock
 Division
    Accumulation Unit Value:
    Beginning of Period*             $1.499      $1.492      $1.300     $1.287    $1.000     $1.000         --
    End of Period                    $1.792      $1.499      $1.492     $1.370    $1.287     $1.000         --

    Number of Accumulation Units
    Outstanding, End of Period   10,519,107  10,735,943  12,320,684    242,871    33,349     13,511         --

 Select Bond
 Division
    Accumulation Unit Value:
    Beginning of Period              $5.515      $5.719      $5.222     $4.918    $4.239     $3.943      $3.488
    End of Period                    $6.144      $5.515      $5.719     $5.222    $4.918     $4.239      $3.943

    Number of Accumulation Units
    Outstanding, End of Period    1,241,757   1,266,751   1,389,667  1,411,347 1,590,698  1,590,884   1,854,807

 Money Market
 Division
    Accumulation Unit Value:
    Beginning of Period              $2.201      $2.131      $2.088     $2.035    $1.940     $1.810      $1.673
    End of Period                    $2.257      $2.201      $2.131     $2.088    $2.035     $1.940      $1.810

    Number of Accumulation Units
    Outstanding, End of Period      913,918   1,020,911     788,050  1,231,018 1,393,920  2,143,153   1,590,479

 Balanced Division
    Accumulation Unit Value:
    Beginning of Period              $3.667      $3.695      $3.398     $3.250    $2.642     $2.635      $2.296
    End of Period                    $4.186      $3.667      $3.695     $3.398    $3.250     $2.642      $2.635


    Number of Accumulation Units
    Outstanding, End of Period    6,062,140   6,525,821   7,060,303  8,324,438 8,795,056  9,637,964  11,002,773

 Growth and Income
 Stock Division
    Accumulation Unit Value:
    Beginning of Period**                --          --          --         --        --          --          --
    End of Period                        --          --          --         --        --          --          --

    Number of Accumulation Units
    Outstanding, End of Period           --          --          --         --        --          --          --

 Growth Stock
 Division
    Accumulation Unit Value:
    Beginning of Period**                --          --          --         --        --          --          --
    End of Period                        --          --          --         --        --          --          --

    Number of Accumulation Units
    Outstanding, End of Period           --          --          --         --        --          --          --

 Aggressive Growth
 Stock Division
    Accumulation Unit Value:
    Beginning of Period*             $2.035      $1.945      $1.645     $1.564    $1.010     $1.000         --
    End of Period                    $2.344      $2.035      $1.945     $1.645    $1.564     $1.010         --

    Number of Accumulation Units
    Outstanding, End of Period      923,708     805,409     602,390    459,581   262,149      9,478         --

 High Yield Bond
 Division
    Accumulation Unit Value:
    Beginning of Period**                --          --          --         --        --          --          --
    End of Period                        --          --          --         --        --          --          --

    Number of Accumulation Units
    Outstanding, End of Period           --          --          --         --        --          --          --

 International
 Equity Division
    Accumulation Unit Value:
    Beginning of Period***           $1.230      $1.240      $1.000       --        --          --          --
    End of Period                    $1.327      $1.230      $1.240       --        --          --          --


    Number of Accumulation Units
    Outstanding, End of Period    1,391,791   1,529,309     912,421       --        --          --          --

                                          1988            1987            1986        1985
                                          ----            ----            ----        ----
 Index 500 Stock
 Division
    Accumulation Unit Value:
    Beginning of Period*                      --              --            --          --
    End of Period                             --              --            --          --

    Number of Accumulation Units
    Outstanding, End of Period                --              --            --          --

 Select Bond
 Division
    Accumulation Unit Value:
    Beginning of Period                   $3.241          $3.296          $2.835      $2.289
    End of Period                         $3.488          $3.241          $3.296      $2.835

    Number of Accumulation Units
    Outstanding, End of Period         1,879,354       2,070,201       2,587,159   2,843,693

 Money Market
 Division
    Accumulation Unit Value:
    Beginning of Period                   $1.573          $1.491          $1.411      $1.318
    End of Period                         $1.673          $1.573          $1.491      $1.411

    Number of Accumulation Units
    Outstanding, End of Period         1,832,118       1,594,403       1,198,963   1,345,077

 Balanced Division
    Accumulation Unit Value:
    Beginning of Period                   $2.123          $2.028          $1.757      $1.431
    End of Period                         $2.296          $2.123          $2.028      $1.757


    Number of Accumulation Units
    Outstanding, End of Period        11,609,029      12,552,456      12,599,497  12,933,471

 Growth and Income
 Stock Division
    Accumulation Unit Value:
    Beginning of Period**                     --            --               --          --
    End of Period                             --            --               --          --

    Number of Accumulation Units
    Outstanding, End of Period                --            --               --          --

 Growth Stock
 Division
    Accumulation Unit Value:
    Beginning of Period**                     --            --               --          --
    End of Period                             --            --               --          --

    Number of Accumulation Units
    Outstanding, End of Period                --            --               --          --

 Aggressive Growth
 Stock Division
    Accumulation Unit Value:
    Beginning of Period*                      --            --               --          --
    End of Period                             --            --               --          --

    Number of Accumulation Units
    Outstanding, End of Period                --            --               --          --

 High Yield Bond
 Division
    Accumulation Unit Value:
    Beginning of Period**                     --            --               --          --
    End of Period                             --            --               --          --

    Number of Accumulation Units
    Outstanding, End of Period                --            --               --          --

 International
 Equity Division
    Accumulation Unit Value:
    Beginning of Period***                    --            --               --          --
    End of Period                             --            --               --          --


    Number of Accumulation Units
    Outstanding, End of Period                --            --               --          --



 * The initial investments in the Index 500 Stock Division and Aggressive Growth Stock Division were made on December 12, 1990.
 ** The initial investments in the Growth and Income Stock Division, Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
 *** The initial investment in the International Equity Division was made on April 30, 1993.

THE COMPANY

    The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's seventh largest life insurance company, based on total assets in excess of $48 billion on December 31, 1994, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT A

    The Account was established on February 14, 1968 by the Board of Trustees of Northwestern Mutual Life in accordance with the provisions of the Wisconsin insurance law to facilitate the issuance of the Contracts.

    The Account has nine Divisions. Considerations paid to Northwestern Mutual Life to provide variable benefits under the Contracts are allocated to one or more of the Divisions as directed by the Owner of the Contract. Assets allocated to the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Divisions are simultaneously invested in shares of the corresponding Portfolios of Northwestern Mutual Series Fund, Inc.

    Under Wisconsin law, the income, gains or losses, realized or unrealized, of the Account are credited to or charged against the Account in accordance with the Contracts, without regard to other income, gains or losses of Northwestern Mutual Life. The assets of the Account are owned by Northwestern Mutual Life and it is not a trustee with respect thereto. However, such assets are not chargeable with any liabilities arising out of any other separate account or other business of Northwestern Mutual Life. All obligations arising under the Contracts are general obligations of Northwestern Mutual Life. Shares of the Fund held in the Account will be voted in the discretion of Northwestern Mutual Life.

THE FUND

    Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, the Aggressive Growth Stock Portfolio, the High Yield Bond Portfolio and the International Equity Portfolio. Shares of each Portfolio of the Fund will be purchased by the corresponding Division of the Account at net asset value, that is, without any sales charge.

    Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life, is the investment adviser to the Fund. Northwestern Mutual Life provides certain personnel and facilities utilized by NMIS in performing its investment advisory functions, and Northwestern Mutual Life is a party to the investment advisory agreement. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

    FOR MORE INFORMATION REGARDING THE FUND AND ITS PORTFOLIOS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUS FOR THE FUND ATTACHED HERETO. AN INVESTOR SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CONTRACTS.

THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY Purchase payments may be paid monthly, quarterly, semiannually, annually or on any other frequency acceptable to Northwestern Mutual Life.

    For Back Load Contracts the minimum amount for each purchase payment is $25. Northwestern Mutual Life will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without the consent of Northwestern Mutual Life. For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts.

         Purchase payments may not exceed the applicable limits of the Code. See "Federal Income Taxes", p. 13.

APPLICATION OF PURCHASE PAYMENTS Net purchase payments, after deduction of any sales load, are credited by Northwestern Mutual Life to the Account and allocated to one or more Divisions in accordance with the direction of the Owner. Assets allocated to each Division will thereupon be invested in shares of the Portfolio which corresponds to that Division.

    Purchase payments are applied to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent the interest of an Owner in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the valuation of the assets of the Division next following receipt of the purchase payment at the Home Office of Northwestern Mutual Life. Receipt of purchase payments at a lockbox facility designated by Northwestern Mutual Life will be considered the same as receipt at the Home Office. Assets are valued as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.


    The number of an Owner's Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of Accumulation Units.


    The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio of the Fund), and is determined by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. (See "Net Investment Factor", below.) Since the Owner bears the investment risk, there is no guarantee as to the aggregate value of Accumulation Units; such value may be less than, equal to or more than the cumulative net purchase payments.


    All or part of a purchase payment may be directed to the Guaranteed Interest Fund and invested on a fixed basis. See "The Guaranteed Interest Fund", page 13.


NET INVESTMENT FACTOR

    For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

    Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life. (See "Deductions", p. 14.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 or as substantially equal periodic payments for life.

    Investment income and realized capital gains will be received in the form of dividend and capital gain distributions upon Portfolio shares held by each Division; such distributions will be reinvested in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

    The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, all of these benefits may be paid in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date the Owner is entitled to withdraw the Accumulation Units credited to his Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 15.) The value, which may be either greater or less than the amount paid by the Owner, is determined as of the valuation date coincident with or next following receipt by Northwestern Mutual Life of a written request for withdrawal on a form provided by Northwestern Mutual Life. The forms are available from the Home Office and agents of Northwestern Mutual Life. A portion of the Accumulation Units may be withdrawn on the same basis, except Northwestern Mutual Life will not grant a partial withdrawal which would result in less than 100 Accumulation Units remaining; a request for such a partial withdrawal will be treated as a request to surrender the entire Contract. Amounts distributed to an Annuitant upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 13.) A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

    If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 15.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)


DEATH BENEFIT Upon the death of the Annuitant prior to the maturity date, Northwestern Mutual Life will pay to the direct beneficiary a death benefit equal to the Contract value, as of the valuation date coincident with or next following the date on which proof of death is received at the Home Office of Northwestern Mutual Life or, if later, the date on which a method of payment is elected. If death occurs prior to the Annuitant's 65th birthday the death benefit, where permitted by state law, will be not less than the amount of purchase payments received by Northwestern Mutual Life under the Contract, less withdrawals. The death benefit may be paid either in a lump sum or under a payment plan.


MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. Any date up to age 90 may be selected as the maturity date, subject to applicable requirements of the Code. On the maturity date, if no other permissible payment plan has been elected, the maturity date will be changed to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if no other permissible payment plan has been elected, the value of the Contract will be paid in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

    Part or all of the benefits under a Contract may be paid under a variable payment plan. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and the amount of such payments can be expected to change from month to month. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 13.

DESCRIPTION OF PAYMENT PLANS  The following payment plans are available:

        1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

        2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

        3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

    Northwestern Mutual Life may limit the election of a payment plan to one that results in payments of at least $20.

    From time to time Northwestern Mutual Life may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. Northwestern Mutual Life may also make available other payment plans, with provisions and rates as published by Northwestern Mutual Life for those plans.

AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular payment plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to the Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

    The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

    Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

    A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS The Contracts provide considerable flexibility for Owners to change the allocation of purchase payments among the Divisions and to transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features Owners should carefully consider, on a continuing basis, which Division or apportionment is best suited to their long-term investment needs.

    A Contract Owner may at any time change the allocation of purchase payments among the Divisions by written notice to Northwestern Mutual Life. Purchase payments received at the Home Office of Northwestern Mutual Life on and after the date on which the notice is received will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

    Before the effective date of a payment plan the owner may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. The number of Accumulation or Annuity Units to be credited will be adjusted to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year a transfer fee of $25 may be deducted from the amount transferred. No charge is currently being made for transfers.

    Owners who contemplate the transfer of funds from one Division to another should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.


    Amounts which have been invested on a fixed basis may be transferred to any Division of the Account, and the value of Accumulation Units in any Division of the Account may be transferred to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", page 13.


    After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. The value of the remaining payments will be applied to the new plan selected, with the amount of the first annuity payment under the new plan being determined on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. Other transfers between payment plans are permitted subject to such limitations as Northwestern Mutual Life may reasonably determine. Generally, however, transfer is not permitted from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency.

    Transfers from the Money Market Division may be made at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present Northwestern Mutual Life permits transfers at any time. The transfer will be made as of the close of business on the valuation date coincident with or next following the date on which the request for transfer is received at the Home Office of Northwestern Mutual Life, or at a later date if requested.

GENDER-BASED ANNUITY PAYMENT RATES Federal law, and the laws of certain states, may require that annuity considerations and annuity payment rates be determined without regard to the sex of the Annuitant. Because the Contracts are offered for use with HR-10 Plans where these rules may have general application, the annuity payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts are urged to review any questions in this area with qualified counsel.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer or the Annuitant or other person. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. Following the death of the Annuitant any remaining Contract benefits are payable to a beneficiary or contingent beneficiary named in the Contract.

DISABILITY PROVISION A Contract may include, as an optional benefit, a provision under which Northwestern Mutual Life will continue to pay purchase payments during the total disability of the Annuitant. Each Contract containing this provision specifies the additional cost of such benefit.

DEFERMENT OF BENEFIT PAYMENTS Northwestern Mutual Life reserves the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem Fund shares is suspended, or payment of the redemption value is postponed, and for any period during which the New York Stock Exchange is closed or trading thereon is restricted or an emergency exists, so that valuation of the assets of the Fund or disposal of securities held by it is not reasonably practical; or as such deferment is otherwise permitted by applicable law.


DIVIDENDS The Contracts share in the divisible surplus of Northwestern Mutual Life, except while payments are being made under a variable payment plan. The divisible surplus of Northwestern Mutual Life is determined annually for the following year. State law requires that the surplus be distributed equitably among participating contracts. Distributions of divisible surplus are commonly referred to as "dividends".



    Northwestern Mutual Life is paying dividends on approximately 10% of its inforce individual variable annuities in 1996. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.



    Dividends on variable annuities arise principally as a result of more favorable expense experience than that assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts. In general, Contracts with an average variable Contract value of less than $30,000 will not receive dividends, and only about half of those with a value above $30,000 will receive them.



    Any dividend for a Contract is paid on the anniversary date of that Contract. The dividend is applied as a net purchase payment unless the Owner elects to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.


SUBSTITUTION AND CHANGE Pursuant to authority of the Board of Trustees of Northwestern Mutual Life (a) the assets of a Division may be invested in securities other than Fund shares as a substitute for such shares already purchased or as the securities to be purchased in the future, or (b) the provisions of the Contracts may be modified to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, Northwestern Mutual Life may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.

FIXED ANNUITY PAYMENT PLANS Contract benefits may also be paid under fixed annuity payment plans which are not described in this Prospectus. If a fixed annuity is selected the Accumulation Units credited to a Deferred Contract will be cancelled, the withdrawal value of the Contract will be transferred to the general account of Northwestern Mutual Life, and the payee will no longer have any interest in the Account. A withdrawal charge may be applicable in determining the withdrawal value. (See "Withdrawal Amount", p. 10, and "Withdrawal Charge", p. 15.)

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.


THE GUARANTEED INTEREST FUND



    Contract Owners may direct all or part of their purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. Amounts previously invested in the Account Divisions may be transferred to the Guaranteed Interest Fund, prior to the maturity date, and amounts in the Guaranteed Interest Fund may be transferred to the Account Divisions subject, in each case, to the restrictions described in the Contract.



    Amounts invested in the Guaranteed Interest Fund become part of the general assets of Northwestern Mutual Life. In reliance on certain exemptive and exclusionary provisions, interests in the Guaranteed Interest Fund have not been registered under the Securities Act of 1933 and the Guaranteed Interest Fund has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. Northwestern Mutual Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



    Amounts invested in the Guaranteed Interest Fund earn interest at rates declared by Northwestern Mutual Life from time to time. The interest rate will be guaranteed for each amount for at least one year and will be at an annual effective rate of not less than 3%. At the expiration of the period for which the interest rate is guaranteed a new interest rate may apply. Interest is credited and compounded daily. The effective date for a transaction involving the Guaranteed Interest Fund is determined in the same manner as the effective date for a transaction involving a Division of the Account.



    Investments in the Guaranteed Interest Fund are subject to a maximum of $1,000,000 without prior consent of Northwestern Mutual Life. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed $1,000,000, the amount of the excess will be placed in the Money Market Division and will remain there until the Contract Owner instructs otherwise.



    Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to strict limits described in the Contract. After a transfer from the Guaranteed Interest Fund no further transfers either to or from the Guaranteed Interest Fund will be allowed for a period of 365 days. The maximum amount that maybe transferred from the Guaranteed Interest Fund in one transfer is the greater of (1) 20% of the amount that was invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of the most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000.



    The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of Northwestern Mutual Series Fund, Inc. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts invested on a variable basis. See "Deductions", page 14. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions.


FEDERAL INCOME TAXES

TAXATION OF CONTRACT BENEFITS

    The Contracts are offered only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

    No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with
Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. A 15% penalty tax may be imposed on aggregate payments in excess of certain annual limits and a 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.

    Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

    A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

    Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to another tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions" payable after age 70 1/2.

    The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust are advised to consult qualified tax counsel.

TAXATION OF NORTHWESTERN MUTUAL LIFE

    Northwestern Mutual Life may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. No charge is currently being made. (See "Net Investment Factor", p. 9 and "Deductions", below.)

DEDUCTIONS

    The following deductions will be made:

        1. Sales Load. For the Front Load Contract a sales load is deducted from all purchase payments received. The deduction is based on cumulative purchase payments received and the rates in the table below:

         Cumulative Purchase Payments
         Paid Under the Contract                                 Rate
         First $100,000 . . . . . . . . . . . . . . . . . . . . . 4.0%
         Next $400,000  . . . . . . . . . . . . . . . . . . . . . 2.0%
         Next $500,000  . . . . . . . . . . . . . . . . . . . . . 1.0%
         Balance over $1,000,000  . . . . . . . . . . . . . . . . 0.5%

         2. Deductions for Mortality Rate and Expense Risks. The net investment factor (see "Net Investment Factor", p. 9) used in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks assumed by Northwestern Mutual Life. For the Front Load Contract, the deduction from Accumulation Units is at a current annual rate of 0.4% of the assets of the Account, while the deduction from Annuity Units is zero. For the Back Load Contract the deduction is at a current annual rate of 1.25% of the assets of the Account. The deduction may be increased or decreased by the Board of Trustees of Northwestern Mutual Life, but in no event may the deduction exceed an annual rate of .75% for the Front Load Contract and 1.50% for the Back Load Contract. This deduction is the only expense item paid by the Account to date. The Fund pays expenses which are described in the attached prospectus for the Fund.

         The risks assumed by Northwestern Mutual Life are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the Contracts. Northwestern Mutual Life assumes these risks for the duration of the Contract.

         The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of a Portfolio of the Fund as described under "Substitution and Change", p. 12, and any applicable taxes, i.e., any tax liability paid or reserved for by Northwestern Mutual Life resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which may be deducted directly from considerations. It is not anticipated that any deduction will be made for federal income taxes (see "Federal Income Taxes", p. 13), nor is it anticipated that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, Northwestern Mutual Life reserves the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

         3. Contract Fee. On each Contract anniversary prior to the maturity date a deduction of $30 is made for administrative expenses relating to a Deferred Contract during the prior year. The charge is made by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions. This charge may not be increased, and is intended only to reimburse Northwestern Mutual Life for its actual administrative expenses. The charge is currently being waived if the Contract value on the Contract anniversary is $50,000 or more.

         4. Withdrawal Charge. For the Back Load Contract if Accumulation Units are withdrawn for cash a withdrawal charge for sales expenses will be deducted. The withdrawal charge will be based on the Amount Categories and the Rates in the table below. The amount in each Category is based on cumulative purchase payments made and on the number of Contract anniversaries that have occurred since each purchase payment was made.

      AMOUNT                                             AMOUNT
      CATEGORY                        RATE               CATEGORY                          RATE
      --------                        ----               --------                          ----
      Eight   . . . . . . . . . . . .  8%                Three  . . . . . . . . . . . . . .  3%
      Seven   . . . . . . . . . . . .  7                 Two  . . . . . . . . . . . . . . .  2
      Six   . . . . . . . . . . . . .  6                 One  . . . . . . . . . . . . . . .  1
      Five  . . . . . . . . . . . . .  5                 Zero   . . . . . . . . . . . . . .  0
      Four  . . . . . . . . . . . . .  4

    The first $100,000 of total purchase payments paid over the life of the Contract start out in Category Eight, the next $400,000 start out in Category Four, the next $500,000 start out in Category Two, and all additional purchase payments paid start out in Category One. As of each Contract anniversary, any amount in a Category moves to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts used to calculate the withdrawal charge will be limited to the value of the Contract benefits that are subject to the withdrawal charge. The amounts used will be taken from those Categories that produce the lowest withdrawal charge. However, any amounts used to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges. There is no withdrawal charge on the value of Accumulation Units withdrawn in excess of the total purchase payments paid under the Contract; but in the case of a partial withdrawal, the purchase payments paid under the Contract are deemed to be withdrawn first, except for amounts eligible for the withdrawal charge free amount described in the next paragraph.

         The withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding a withdrawal. For each Contract year, the withdrawal charge free amount is equal to the lesser of 10% of the Contract value on the last Contract anniversary, and the amount by which the Contract value exceeds cumulative purchase payments as of the date of the withdrawal. Eligible amounts withdrawn meeting these requirements will be taken first from the portion of the Contract value that exceeds cumulative purchase payments. The withdrawal charge for any amounts not included in the withdrawal charge free amount will be based first on the purchase payments that have been paid.

          No withdrawal charge will be made upon the selection of a variable payment plan. However, the withdrawal charge will be made if a withdrawal, or partial withdrawal, is made within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1). For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice Northwestern Mutual Life will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if the payment plan is selected after the Contract has been in force for at least one full year.

      5. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Premium taxes are levied by various jurisdictions, and presently range from 0% to 2.25% of total considerations. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, Northwestern Mutual Life does not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, Northwestern Mutual Life reserves the right to deduct premium taxes in the future.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995


    For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of considerations, 4% on the next $75,000 and 2% on considerations in excess of $100,000, based on total cumulative considerations paid under the Contract. The surrender charge applicable for each consideration reduces by 1% on each Contract anniversary. A surrender charge free corridor is available on the same basis described above for the current Contracts. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981

    For Contracts issued prior to December 17, 1981 there is no surrender charge, but considerations are subject to a deduction of 8% for sales expenses. The deduction is reduced to 4% on considerations in excess of $5,000 received during a single Contract year as defined in the Contract, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality rate and expense risks for those Contracts is .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%. There is no annual Contract fee.

REDUCED CHARGES FOR EXCHANGE TRANSACTIONS

    As a matter of current practice, owners of fixed dollar annuities previously issued by Northwestern Mutual Life are permitted to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications and may be changed or withdrawn at any time.

    In general, a $25 administrative charge is made on these exchange transactions and only one such transaction may be effected in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period, but this limit is presently being waived.

    Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected and are placed in the same withdrawal charge category under the new Back Load Contract as they were before.

    Exchange proceeds from fixed contracts which have no surrender charge provisions are placed in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

    Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life, and a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, such agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

                     TABLE OF CONTENTS FOR THIS PROSPECTUS

                                            PAGE
                                            ----
INDEX OF SPECIAL TERMS  . . . . . . . . . .  2
SYNOPSIS  . . . . . . . . . . . . . . . . .  2
   The Contracts  . . . . . . . . . . . . .  2
   The Fund . . . . . . . . . . . . . . . .  2
   Deductions and Charges . . . . . . . . .  2
   Right to Examine Deferred Contract . . .  2
   Penalty Tax on Premature Payments  . . .  2
EXPENSE TABLE . . . . . . . . . . . . . . .  2
ACCUMULATION UNIT VALUES  . . . . . . . . .  5
THE COMPANY . . . . . . . . . . . . . . . .  8
NM VARIABLE ANNUITY
   ACCOUNT A  . . . . . . . . . . . . . . .  8
THE FUND  . . . . . . . . . . . . . . . . .  8
THE CONTRACTS . . . . . . . . . . . . . . .  8
    Purchase Payments Under the Contracts .  8
      Amount and Frequency  . . . . . . . .  8
      Application of Purchase Payments  . .  9
    Net Investment Factor . . . . . . . . .  9
    Benefits Provided Under the
      Contracts . . . . . . . . . . . . . .  9
        Withdrawal Amount . . . . . . . . .  10
        Death Benefit . . . . . . . . . . .  10
        Maturity Benefit  . . . . . . . . .  10
      Variable Payment Plans  . . . . . . .  10
        Description of Payment Plans  . . .  10
        Amount of Annuity Payments  . . . .  11
        Assumed Investment Rate . . . . . .  11
      Additional Information  . . . . . . .  11
        Transfers Between Divisions and
          Payment Plans . . . . . . . . . .  11
        Gender-Based Annuity Payment
          Rates . . . . . . . . . . . . . .  12
        Owners of the Contracts . . . . . .  12
        Disability Provision  . . . . . . .  12
        Deferment of Benefit Payments . . .  12
        Dividends . . . . . . . . . . . . .  12
        Substitution and Change . . . . . .  12
        Fixed Annuity Payment Plans . . . .  12
        Financial Statements  . . . . . . .  13

THE GUARANTEED INTEREST FUND  . . . . . . .  13

FEDERAL INCOME TAXES  . . . . . . . . . . .  13
    Taxation of Contract Benefits . . . . .  13
    Taxation of Northwestern Mutual Life  .  14

DEDUCTIONS  . . . . . . . . . . . . . . . .  14

    Contracts Issued Prior to
      March 31, 1995  . . . . . . . . . . .  16

    Contracts Issued Prior to
      December 17, 1981 . . . . . . . . . .  16
    Reduced Charges for Exchange
      Transactions  . . . . . . . . . . . .  16
DISTRIBUTION OF THE
  CONTRACTS . . . . . . . . . . . . . . . .  16

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                            PAGE
                                            ----
DISTRIBUTION OF THE
  CONTRACTS . . . . . . . . . . . . . . . .  B-2
DETERMINATION OF ANNUITY
  PAYMENTS  . . . . . . . . . . . . . . . .  B-2
    Amount of Annuity Payments  . . . . . .  B-2
    Annuity Unit Value  . . . . . . . . . .  B-3
    Illustrations of Variable Annuity
      Payments  . . . . . . . . . . . . . .  B-3
VALUATION OF ASSETS OF THE
  ACCOUNT . . . . . . . . . . . . . . . . .  B-4
TRANSFERABILITY RESTRICTIONS  . . . . . . .  B-4
EXPERTS . . . . . . . . . . . . . . . . . .  B-4

FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the six months ended June
  30, 1995 -- unaudited)  . . . . . . . . .  B-5


FINANCIAL STATEMENTS OF THE

  ACCOUNT (for year ended
  December 31, 1994)  . . . . . . . . . . .  B-11

REPORT OF INDEPENDENT
  ACCOUNTANTS (for year ended
  December 31, 1994)  . . . . . . . . . . .  B-16


FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL LIFE
  (for the three years ended December
  31, 1994) . . . . . . . . . . . . . . . .  B-17



REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
  ended December 31, 1994)  . . . . . . . .  B-29

    This Prospectus sets forth concisely the information about NML Variable Annuity Account A that a prospective investor ought to know before investing. Additional information about Account A has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.

TO: The Northwestern Mutual Life Insurance Company

    Equity Services Division/Agency Department
    720 East Wisconsin Avenue
    Milwaukee, WI  53202

    Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name___________________________________________________________________________

Address________________________________________________________________________

_______________________________________________________________________________

City _______________________________ State _________ Zip_______________________

N O R T H W E S T E R N  M U T U A L  L I F E




VARIABLE ANNUITY CONTRACTS
For Retirement Plans of Self-Employed Persons and their Employees



NML VARIABLE ANNUITY ACCOUNT A



NORTHWESTERN MUTUAL SERIES FUND, INC.




P     R     O     S     P     E     C     T     U     S

                      STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
      (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT A
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                          ("Northwestern Mutual Life")

______________________________________________________________________________


                 This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

______________________________________________________________________________



                 The Date of the Prospectus to which this Statement of Additional Information Relates is January 15, 1996.



                 The Date of this Statement of Additional Information is January 15, 1996.

                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years:

                                       Year             Amount
                                       ----             ------
                                       1994             $1,042,434
                                       1993             $  894,418
                                       1992             $1,018,846


                       DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts:
"Variable Payment Plans", p. 10, including "Description of Payment Plans", p. 10, "Amount of Annuity Payments", p. 11, and "Assumed Investment Rate", p. 11; "Dividends", p. 12; "Net Investment Factor", p. 9; and "Deductions", p. 14.

     AMOUNT OF ANNUITY PAYMENTS   The amount of the first annuity payment under
a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual Life.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on
(a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding

Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     ANNUITY UNIT VALUE   The value of an Annuity Unit for each Division was
established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS   To illustrate the manner in
which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

         (1)     Assumed number of Accumulation Units in
                 Balanced Division on
                 maturity date . . . . . . . . . . . . . . . . . . . 25,000

         (2)     Assumed Value of an Accumulation Unit in
                 Balanced Division at
                 maturity. . . . . . . . . . . . . . . . . . . . . . $2.000000

         (3)     Cash Value of Contract at maturity, (1) X (2) . . . $50,000

         (4)     Assumed applicable monthly payment rate per
                 $1,000 from annuity rate table. . . . . . . . . . . $5.00

         (5)     Amount of first payment from
                 Balanced Division,
                 (3) X (4) divided by $1,000 . . . . . . . . . . . . $250.00

         (6)     Assumed Value of Annuity Unit in
                 Balanced Division at maturity . . . . . . . . . . . $1.500000

         (7)     Number of Annuity Units credited in
                 Balanced Division, (5) divided
                 by (6). . . . . . . . . . . . . . . . . . . . . . . 166.67

The $50,000 value at maturity provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of
166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
166.67 multiplied by $1.501000, or $250.17.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio shares of the Fund held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of the Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual Life; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

                                    EXPERTS

         The financial statements of the Account as of December 31, 1994 and for each of the two years in the period ended December 31, 1994 and of Northwestern Mutual Life as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP provides audit services for the Account. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

                         NML VARIABLE ANNUITY ACCOUNT A
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1995
                                 (IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Index 500 Stock
         35,633 shares (cost $41,344).......................................................  $ 53,626
      Growth Stock
         2,459 shares (cost $2,570).........................................................     2,790
      Growth and Income Stock
         5,243 shares (cost $5,414).........................................................     5,999
      Aggressive Growth Stock
         19,970 shares (cost $35,677).......................................................    45,889
      International Equity
         24,284 shares (cost $29,562).......................................................    31,108
      Select Bond
         21,396 shares (cost $24,524).......................................................    24,670
      High Yield Bond
         1,971 shares (cost $2,003).........................................................     2,056
      Money Market
         19,820 shares (cost $19,820).......................................................    19,820
      Balanced
         172,816 shares (cost $222,160).....................................................   251,275   $437,233
                                                                                              --------
  Due from Sale of Fund Shares........................................................................        981
  Due from Northwestern Mutual Life Insurance Company.................................................        192
                                                                                                         --------
           Total Assets...............................................................................   $438,406
                                                                                                         ========
LIABILITIES
  Due to Participants.................................................................................   $    710
  Due to Northwestern Mutual Life Insurance Company...................................................        981
  Due on Purchase of Fund Shares......................................................................        192
                                                                                                         --------
           Total Liabilities..........................................................................      1,883
                                                                                                         --------
EQUITY (Note 7)
  Contracts Issued Prior to December 17, 1981.........................................................   $ 60,594
  Contracts Issued On or After to December 17, 1981 and Before March 31, 1995.........................    374,798
  Contracts Issued On or After March 31, 1995:
    Front Load Version................................................................................        168
    Back Load Version.................................................................................        963
                                                                                                         --------
           Total Equity...............................................................................    436,523
                                                                                                         --------
           Total Liabilities and Equity...............................................................   $438,406
                                                                                                         ========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT A
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

                                                                                    INDEX 500
                                                         COMBINED                 STOCK DIVISION          GROWTH STOCK DIVISION#
                                                 ------------------------    ------------------------    ------------------------
                                                  PERIOD                      PERIOD                      PERIOD     EIGHT MONTHS
                                                  ENDED       YEAR ENDED      ENDED       YEAR ENDED      ENDED         ENDED
                                                 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                 --------    ------------    --------    ------------    --------    ------------
                                                   1995          1994          1995          1994          1995          1994
                                                 --------    ------------    --------    ------------    --------    ------------
INVESTMENT INCOME
  Dividend Income.............................   $ 10,479      $ 40,170      $    523      $  2,155       $   21        $   19
  Annuity Rate and Expense Guarantees.........      2,395         4,467           255           458           12             6
                                                 --------    ------------    --------    ------------    --------    ------------
  Net Investment Income (Loss)................      8,084        35,703           268         1,697            9            13
                                                 --------    ------------    --------    ------------    --------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Realized Gain on Investments................      4,409         1,688           737         1,831           24             2
  Unrealized Appreciation (Depreciation) of
    Investments During the Year...............     39,498       (39,970)        7,518        (3,448)         241           (19)
                                                 --------    ------------    --------    ------------    --------    ------------
  Net Gain (Loss) on Investments..............     43,907       (38,282)        8,255        (1,617)         265           (17)
                                                 --------    ------------    --------    ------------    --------    ------------
  Increase (Decrease) in Equity Derived from
    Investment Activity.......................     51,991        (2,579)        8,523            80          274            (4)
                                                 --------    ------------    --------    ------------    --------    ------------
EQUITY TRANSACTIONS
  Contract Owners' Net Payments...............     24,799        52,261         2,728         5,492          462           348
  Annuity Payments............................       (353)         (603)          (91)         (147)          --            --
  Surrenders and Other (net)..................    (26,835)      (33,009)       (2,228)       (4,193)         (21)          (83)
  Transfers from Other Divisions..............     22,908        49,732         2,691         3,918        1,072         1,121
  Transfers to Other Divisions................    (22,908)      (49,732)       (1,440)       (5,173)        (314)          (62)
                                                 --------    ------------    --------    ------------    --------    ------------
Increase (Decrease) in Equity Derived from
  Equity Transactions.........................     (2,389)       18,649         1,660          (103)       1,199         1,324
                                                 --------    ------------    --------    ------------    --------    ------------
Net Increase (Decrease) in Equity.............     49,602        16,070        10,183           (23)       1,473         1,320
Equity
  Beginning of Year...........................    386,921       370,851        43,362        43,385        1,320             0
                                                 --------    ------------    --------    ------------    --------    ------------
  End of Year.................................   $436,523      $386,921      $ 53,545      $ 43,362       $2,793        $1,320
                                                 ========    ===========      =======    ===========     =======     ===========

# The initial investments in the Growth Stock and Growth and Income Stock were made on May 3, 1994.

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT A
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

         GROWTH & INCOME               AGGRESSIVE GROWTH             INTERNATIONAL EQUITY
         STOCK DIVISION#                 STOCK DIVISION                    DIVISION                 SELECT BOND DIVISION
    --------------------------     --------------------------     --------------------------     --------------------------
     PERIOD      EIGHT MONTHS       PERIOD                         PERIOD                         PERIOD
     ENDED           ENDED          ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
      1995           1994            1995           1994            1995           1994            1995           1994
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
     $   45         $    53        $    257        $   248        $    218        $   854        $    653        $ 2,991
         28              13             246            361             180            276             126            250
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
         17              40              11           (113)             38            578             527          2,741
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
         13               5             617            709             405            296              47            260
        672             (87)          5,216            763           1,811         (1,517)          1,927         (3,936)
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
        685             (82)          5,833          1,472           2,216         (1,221)          1,974         (3,676)
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
        702             (42)          5,844          1,359           2,254           (643)          2,501           (935)
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
        846             568           4,188          7,490           2,822          8,133           1,274          3,496
         (8)             (8)            (12)           (20)            (13)           (39)            (30)           (30)
        (91)            (56)         (1,786)        (2,409)         (1,274)        (1,785)         (1,675)        (1,827)
      1,470           2,826           4,394         10,371           2,560         13,698           1,452          1,111
       (167)            (41)         (3,071)        (3,425)         (3,997)        (2,556)         (1,127)        (3,497)
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
      2,050           3,289           3,713         12,007              98         17,451            (106)          (747)
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
      2,752           3,247           9,557         13,366           2,352         16,808           2,395         (1,682)
      3,247               0          36,309         22,943          28,653         11,845          22,259         23,941
    --------     -------------     --------     -------------     --------     -------------     --------     -------------
     $5,999         $ 3,247        $ 45,866        $36,309        $ 31,005        $28,653        $ 24,654        $22,259
    =======      ===========        =======     ===========        =======     ===========        =======     ===========

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT A
           STATEMENT OF OPERATIONS AND CHANGES IN EQUITY (CONTINUED)
                                 (IN THOUSANDS)

                                         HIGH YIELD BOND DIVISION#    MONEY MARKET DIVISION         BALANCED DIVISION
                                         ------------------------    ------------------------    ------------------------
                                          PERIOD     EIGHT MONTHS     PERIOD                      PERIOD
                                          ENDED         ENDED         ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                         JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                         --------    ------------    --------    ------------    --------    ------------
                                           1995          1994          1995          1994          1995          1994
                                         --------    ------------    --------    ------------    --------    ------------
INVESTMENT INCOME
  Dividend Income.....................    $   76        $   69       $    539      $    709      $  8,147      $ 33,072
  Annuity Rate and Expense
    Guarantees........................        10             6            112           210         1,426         2,887
                                         --------    ------------    --------    ------------    --------    ------------
  Net Investment Income...............        66            63            427           499         6,721        30,185
                                         --------    ------------    --------    ------------    --------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Realized Gain (Loss) on
    Investments.......................         2            --             --            --         2,564        (1,415)
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Year...................       107           (54)            --            --        22,006       (31,672)
                                         --------    ------------    --------    ------------    --------    ------------
  Net Gain (Loss) on Investments......       109           (54)             0             0        24,570       (33,087)
                                         --------    ------------    --------    ------------    --------    ------------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity..........................       175             9            427           499        31,291        (2,902)
                                         --------    ------------    --------    ------------    --------    ------------
EQUITY TRANSACTIONS
  Contract Owners' Net Payments.......       238           206          1,727         3,545        10,514        22,983
  Annuity Payments....................        --            --            (19)          (27)         (180)         (332)
  Surrenders and Other (net)..........       (21)          (10)        (3,689)       (2,795)      (16,050)      (19,851)
  Transfers from Other Divisions......       528         1,064          5,766        11,508         2,975         4,115
  Transfers to Other Divisions........      (106)          (27)        (4,513)       (9,646)       (8,173)      (25,305)
                                         --------    ------------    --------    ------------    --------    ------------
Increase (Decrease) in Equity
  Derived from Equity Transactions....       639         1,233           (728)        2,585       (10,914)      (18,390)
                                         --------    ------------    --------    ------------    --------    ------------
Net Increase (Decrease) in Equity.....       814         1,242           (301)        3,084        20,377       (21,292)
Equity
  Beginning of Year...................     1,242             0         20,121        17,037       230,408       251,700
                                         --------    ------------    --------    ------------    --------    ------------
  End of Year.........................    $2,056        $1,242       $ 19,820      $ 20,121      $250,785      $230,408
                                         =======     ===========      =======    ===========     ========    ===========

# The initial investment in the High Yield Bond Division was made on May 3,
  1994.

    The Accompanying Notes are an Integral Part of the Financial Statements
                       (Prepared from Unaudited Figures)

                         NML VARIABLE ANNUITY ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1995

Note 1 -- NML Variable Annuity Account A (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable annuity contracts for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Principal accounting policies are summarized below.

Note 2 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 3 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3%, 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the period ended June 30, 1995 by each Division are shown below:

                           PURCHASES      SALES
                          -----------  -----------
Index 500 Stock
  Division............... $ 3,895,783  $ 2,068,673
Growth Stock Division....     275,328      340,473
Growth & Income Stock
  Division...............     530,937      150,737
Aggressive Growth
  Division...............   6,061,943    2,260,916
International Equity
  Division...............   2,852,829    2,793,852
Select Bond Division.....   2,139,840    1,702,698
High Yield Bond
  Division...............     184,259       94,146
Money Market Division....   7,594,969    7,898,413
Balanced Division........  12,161,001   16,327,348

Note 5 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load Version and the Back Load Version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed
 3/4 of 1% and 1 1/2%, respectively.

For contracts issued on or after December 17, 1981 and before March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Note 6 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

                         NML VARIABLE ANNUITY ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1995
                                 (IN THOUSANDS)

Note 7 -- Equity Values by Division are shown below:

                                                                                        CONTRACTS ISSUED:
                                             CONTRACTS ISSUED:                  ON OR AFTER DECEMBER 17, 1981 AND
                                          BEFORE DECEMBER 17, 1981                    BEFORE MARCH 31, 1995
                                   --------------------------------------    ---------------------------------------
                                   ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
                                   ------------    -----------    -------    ------------    -----------    --------
DIVISION
Index 500 Stock.................    $ 1.791520        10,591      $18,845     $ 1.751242        18,327      $ 32,094
Growth Stock....................           N/A           N/A          N/A       1.144767         2,418         2,768
Growth & Income Stock...........           N/A           N/A          N/A       1.157353         4,995         5,781
Aggressive Growth Stock.........      2.344248           924        2,165       2.291539        18,938        43,397
International Equity............      1.327032         1,392        1,847       1.312743        21,982        28,856
Select Bond.....................      6.144337         1,242        7,630       5.742099         2,809        16,129
High Yield Bond.................           N/A           N/A          N/A       1.132473         1,796         2,034
Money Market....................      2.256692           914        2,062       2.109535         8,149        17,191
Balanced........................      4.186001         6,062       25,376       3.912731        56,545       221,246
                                                                  -------                                   --------
  Equity........................                                   57,925                                    369,496
  Annuity Reserves..............                                    2,669                                      5,302
                                                                  -------                                   --------
  Total Equity..................                                  $60,594                                   $374,798
                                                                  ========                                  =========

                                             CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                         ON OR AFTER MARCH 31, 1995                ON OR AFTER MARCH 31, 1995
                                             FRONT LOAD VERSION                         BACK LOAD VERSION
                                   --------------------------------------    ---------------------------------------
                                   ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
                                   ------------    -----------    -------    ------------    -----------    --------
DIVISION
Index 500 Stock.................    $ 1.093889            25      $    27     $ 1.751242            97      $    169
Growth Stock....................      1.059921             0            0       1.144767            20            23
Growth and Income Stock.........      1.071240             0            0       1.157353            58            67
Aggressive Growth Stock.........      1.085737            41           44       2.291539            60           138
International Equity............      1.080273            26           28       1.312743            72            94
Select Bond.....................      1.061944            34           36       5.742099             6            36
High Yield Bond.................      1.063815             0            0       1.132473            19            22
Money Market....................      1.013464             0            0       2.109535            50           106
Balanced........................      1.072654            31           33       3.912731            79           308
                                                                  -------                                   --------
  Equity........................                                      168                                        963
  Annuity Reserves..............                                       --                                         --
                                                                  -------                                   --------
  Total Equity..................                                  $   168                                   $    963
                                                                  ========                                  =========

N/A -- Not Available. These divisions are currently not available to contract holders on contracts issued before December 17, 1981.

Note: Accumulation Unit Values are rounded to the nearest one-thousandth.

                         NML VARIABLE ANNUITY ACCOUNT A
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1994
                                 (IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Index 500 Stock
         34,369 shares (cost $38,781).......................................................  $  43,545
      Aggressive Growth Stock
         18,137 shares (cost $31,259).......................................................     36,256
      International Equity
         24,209 shares (cost $29,099).......................................................     28,833
      Select Bond
         21,019 shares (cost $24,040).......................................................     22,259
      Money Market
         20,121 shares (cost $20,121).......................................................     20,121
      Balanced
         175,835 shares (cost $223,763).....................................................    230,872
      Growth Stock
         1,399 shares (cost $1,417).........................................................      1,398
      Growth and Income Stock
         3,336 shares (cost $3,370).........................................................      3,283
      High Yield Bond
         1,279 shares (cost $1,296).........................................................      1,242   $ 387,809
                                                                                              ---------
  Due from Sale of Fund Shares.........................................................................         319
  Due from Northwestern Mutual Life Insurance Company..................................................         179
                                                                                                          ---------
           Total Assets................................................................................   $ 388,307
                                                                                                           ========
LIABILITIES
  Due to Participants..................................................................................   $     888
  Due to Northwestern Mutual Life Insurance Company....................................................         319
  Due on Purchase of Fund Shares.......................................................................         179
                                                                                                          ---------
           Total Liabilities...........................................................................       1,386
                                                                                                          ---------
EQUITY
  Contracts Issued Prior to December 17, 1981:
    Division:
      Index 500 Stock:             10,736 Accumulation Units @ $1.499054.....................  $  16,094
                                   Annuity Reserves..........................................        969      17,063
                                                                                               ---------
      Aggressive Growth Stock:     805 Accumulation Units @ $2.034747........................      1,639
                                   Annuity Reserves..........................................         62       1,701
                                                                                               ---------
      International Equity:        1,529 Accumulation Units @ $1.229716......................      1,881
                                   Annuity Reserves..........................................        139       2,020
                                                                                               ---------
      Select Bond:                 1,267 Accumulation Units @ $5.515295......................      6,987
                                   Annuity Reserves..........................................         92       7,079
                                                                                               ---------
      Money Market:                1,021 Accumulation Units @ $2.201139......................      2,247
                                   Annuity Reserves..........................................         65       2,312
                                                                                               ---------
      Balanced:                    6,526 Accumulation Units @ $3.667322......................     23,932
                                   Annuity Reserves..........................................      1,106      25,038
                                                                                               ---------
  Contracts Issued On or After December 17, 1981:
    Division:
      Index 500 Stock:             17,625 Accumulation Units @ $1.469006.....................  $  25,891
                                   Annuity Reserves..........................................        408      26,299
                                                                                               ---------
      Aggressive Growth Stock:     17,291 Accumulation Units @ $1.993956.....................     34,477
                                   Annuity Reserves..........................................        131      34,608
                                                                                               ---------
      International Equity:        21,538 Accumulation Units @ $1.219510.....................     26,266
                                   Annuity Reserves..........................................        367      26,633
                                                                                               ---------
      Select Bond:                 2,924 Accumulation Units @ $5.167101......................     15,106
                                   Annuity Reserves..........................................         74      15,180
                                                                                               ---------
      Money Market:                8,608 Accumulation Units @ $2.062740......................     17,757
                                   Annuity Reserves..........................................         52      17,809
                                                                                               ---------
      Balanced:                    59,200 Accumulation Units @ $3.436463.....................    203,439
                                   Annuity Reserves..........................................      1,931     205,370
                                                                                               ---------
      Growth Stock:                1,312 Accumulation Units @ $1.006136......................      1,320
                                   Annuity Reserves..........................................     --           1,320
                                                                                               ---------
      Growth and Income Stock:     3,129 Accumulation Units @ $0.994105......................      3,111
                                   Annuity Reserves..........................................        136       3,247
                                                                                               ---------
      High Yield Bond:             1,216 Accumulation Units @ $1.021705......................      1,242
                                   Annuity Reserves..........................................     --           1,242
                                                                                               ---------   ---------
         Total Equity...................................................................................     386,921
                                                                                                           ---------
         Total Liabilities and Equity...................................................................   $ 388,307
                                                                                                            ========

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT A
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

                                                                                                 CAPITAL
                                                                                               APPRECIATION
                                                                                                  STOCK            INDEX 500
                                                                             COMBINED            DIVISION        STOCK DIVISION
                                                                       --------------------    ------------    ------------------
                                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                                           DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                       --------------------    ------------    ------------------
                                                                         1994        1993         1993*         1994       1993
                                                                       --------    --------    ------------    -------    -------
   INVESTMENT INCOME
     Dividend Income.................................................  $ 40,170    $ 16,796      $    977      $ 2,155    $   257
     Annuity Rate and Expense Guarantees.............................     4,467       4,074            97          458        347
                                                                       --------    --------    ------------    -------    -------
     Net Investment Income (Loss)....................................    35,703      12,722           880        1,697        (90)
                                                                       --------    --------    ------------    -------    -------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Realized Gain (Loss) on Investments.............................     1,688       2,347            (9)       1,831         17
     Unrealized Appreciation (Depreciation) of Investments
       During the Year...............................................   (39,970)     14,614          (611)      (3,448)     3,174
                                                                       --------    --------    ------------    -------    -------
     Net Gain (Loss) on Investments..................................   (38,282)     16,961          (620)      (1,617)     3,191
                                                                       --------    --------    ------------    -------    -------
     Increase (Decrease) in Equity Derived from Investment
       Activity......................................................    (2,579)     29,683           260           80      3,101
                                                                       --------    --------    ------------    -------    -------
   EQUITY TRANSACTIONS
     Contract Owners' Net Payments...................................    52,261      51,045         1,009        5,492      4,664
     Annuity Payments................................................      (603)       (524)          (41)        (147)      (103)
     Surrenders and Other (net)......................................   (33,009)    (33,141)         (710)      (4,193)    (3,062)
     Transfers from Other Divisions..................................    49,732      29,104           418        3,918      3,640
     Transfers to Other Divisions....................................   (49,732)    (29,104)         (640)      (5,173)    (2,441)
     Transfers from Merger...........................................        --          --       (30,522)          --     30,522
                                                                       --------    --------    ------------    -------    -------
   Increase (Decrease) in Equity Derived from Equity
     Transactions....................................................    18,649      17,380       (30,486)        (103)    33,220
                                                                       --------    --------    ------------    -------    -------
   Net Increase (Decrease) in Equity.................................    16,070      47,063       (30,226)         (23)    36,321
   Equity
     Beginning of Year...............................................   370,851     323,788        30,226       43,385      7,064
                                                                       --------    --------    ------------    -------    -------
     End of Year.....................................................  $386,921    $370,851      $      0      $43,362    $43,385
                                                                       ========    ========    ===========     =======    =======

 * Represents operations through April 30, 1993 (see note 5).

** The initial investment in the International Equity Division was made on April
     30, 1993.

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT A
                 STATEMENT OF OPERATIONS AND CHANGES IN EQUITY
                                 (IN THOUSANDS)

     AGGRESSIVE GROWTH          INTERNATIONAL EQUITY              SELECT BOND            MONEY MARKET
      STOCK DIVISION                 DIVISION**                    DIVISION                DIVISION             BALANCED DIVISION
    -------------------     -----------------------------     -------------------     -------------------     ---------------------
                                             EIGHT MONTHS
        YEAR ENDED           YEAR ENDED         ENDED             YEAR ENDED              YEAR ENDED               YEAR ENDED
       DECEMBER 31,         DECEMBER 31,     DECEMBER 31,        DECEMBER 31,            DECEMBER 31,             DECEMBER 31,
    -------------------     ------------     ------------     -------------------     -------------------     ---------------------
     1994        1993           1994             1993          1994        1993        1994        1993         1994         1993
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
    $   248     $   359       $    854         $     97       $ 2,991     $ 1,423     $   709     $   521     $ 33,072     $ 13,162
        361         214            276               40           250         250         210         219        2,887        2,907
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
       (113)        145            578               57         2,741       1,173         499         302       30,185       10,255
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
        709         442            296               78           260         424          --          --       (1,415)       1,395
        763       2,641         (1,517)           1,252        (3,936)        370          --          --      (31,672)       7,788
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
      1,472       3,083         (1,221)           1,330        (3,676)        794          --          --      (33,087)       9,183
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
      1,359       3,228           (643)           1,387          (935)      1,967         499         302       (2,902)      19,438
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
      7,490       5,110          8,133            2,724         3,496       3,871       3,545       3,875       22,983       29,792
        (20)        (13)           (39)              (4)          (30)        (18)        (27)        (19)        (332)        (326)
     (2,409)     (1,423)        (1,785)             (52)       (1,827)     (2,317)     (2,795)     (3,506)     (19,851)     (22,071)
     10,371       4,250         13,698            8,699         1,111       2,783      11,508       4,568        4,115        4,746
     (3,425)     (1,953)        (2,556)            (909)       (3,497)     (3,063)     (9,646)     (7,596)     (25,305)     (12,502)
         --          --             --               --            --          --          --          --           --           --
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
     12,007       5,971         17,451           10,458          (747)      1,256       2,585      (2,678)     (18,390)        (361)
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
     13,366       9,199         16,808           11,845        (1,682)      3,223       3,084      (2,376)     (21,292)      19,077
     22,943      13,744         11,845               --        23,941      20,718      17,037      19,413      251,700      232,623
    -------     -------     ------------     ------------     -------     -------     -------     -------     --------     --------
    $36,309     $22,943       $ 28,653         $ 11,845       $22,259     $23,941     $20,121     $17,037     $230,408     $251,700
    =======     =======     ===========      ===========      =======     =======     =======     =======     ========     ========

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT A
           STATEMENT OF OPERATIONS AND CHANGES IN EQUITY (CONTINUED)
                                 (IN THOUSANDS)

                                                                                           GROWTH
                                                                           GROWTH        AND INCOME      HIGH YIELD
                                                                           STOCK           STOCK            BOND
                                                                         DIVISION#       DIVISION#       DIVISION#
                                                                        ------------    ------------    ------------
                                                                        EIGHT MONTHS    EIGHT MONTHS    EIGHT MONTHS
                                                                           ENDED           ENDED           ENDED
                                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                            1994            1994            1994
                                                                        ------------    ------------    ------------
INVESTMENT INCOME
  Dividend Income....................................................      $   19          $   53          $   69
  Annuity Rate and Expense Guarantees................................           6              13               6
                                                                        ------------    ------------    ------------
  Net Investment Income..............................................          13              40              63
                                                                        ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on Investments................................           2               5              --
  Unrealized Depreciation of Investments
    During the Year..................................................         (19)            (87)            (54)
                                                                        ------------    ------------    ------------
  Net Loss on Investments............................................         (17)            (82)            (54)
                                                                        ------------    ------------    ------------
  Increase (Decrease) in Equity Derived from Investment
    Activity.........................................................          (4)            (42)              9
                                                                        ------------    ------------    ------------
EQUITY TRANSACTIONS
  Contract Owners' Net Payments......................................         348             568             206
  Annuity Payments...................................................          --              (8)             --
  Surrenders and Other (net).........................................         (83)            (56)            (10)
  Transfers from Other Divisions.....................................       1,121           2,826           1,064
  Transfers to Other Divisions.......................................         (62)            (41)            (27)
  Transfers from Merger..............................................          --              --              --
                                                                        ------------    ------------    ------------
Increase in Equity
  Derived from Equity Transactions...................................       1,324           3,289           1,233
                                                                        ------------    ------------    ------------
Net Increase in Equity...............................................       1,320           3,247           1,242
Equity
  Beginning of Year..................................................          --              --              --
                                                                        ------------    ------------    ------------
  End of Year........................................................      $1,320          $3,247          $1,242
                                                                        ===========     ===========     ===========

# The initial investments in the Growth Stock, Growth and Income Stock, and High
  Yield Bond Division's were made on May 3, 1994.

    The Accompanying Notes are an Integral Part of the Financial Statements

                         NML VARIABLE ANNUITY ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1994

Note 1 -- NML Variable Annuity Account A (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable annuity contracts for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Principal accounting policies are summarized below.

Note 2 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 3 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3%, 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1994 by each Division are shown below:

                           PURCHASES       SALES
                          -----------   -----------
Division:
Index 500 Stock.........  $ 7,554,309   $ 5,927,056
Aggressive Growth
  Stock.................   14,415,626     2,578,041
International Equity....   19,932,991     1,723,339
Select Bond.............    5,853,201     3,922,478
Money Market............   12,836,216     9,752,283
Balanced................   42,118,207    30,795,275
Growth Stock............    1,651,267       236,591
Growth and Income
  Stock.................    3,579,504       214,192
High Yield Bond.........    1,328,717        32,399

Note 5 -- On April 30, 1993, Northwestern Mutual Capital Appreciation Stock Fund was merged into the Northwestern Mutual Index 500 Stock Fund in a tax-free exchange of fund shares. 21,689,286 shares of Capital Appreciation Stock Division, were exchanged for 22,749,651 shares of Index 500 Stock Division. The shares exchanged were valued at $30,719,638 for each Division.

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

For contracts issued on or after December 17, 1981, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1 1/2% annual rate.

Note 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

                                  [LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account A and the Index 500 Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, Money Market Division, Balanced Division, Growth Stock Division, Growth and Income Stock Division and the High Yield Bond Division thereof at December 31, 1994, the results of their operations and the changes in their equity for each of the two years in the period then ended for NML Variable Annuity Account A and the Index 500 Stock Division, Aggressive Growth Stock Division, Select Bond Division, Money Market Division and Balanced Division, and for the year ended December 31, 1994 and for the period from April 30, 1993 (commencement of operations) through December 31, 1993 for the International Equity Division, for the period from May 3, 1994 (commencement of operations) through December 31, 1994 for the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division, and for the period ended April 30, 1993 (date of merger with the Index 500 Stock Division) for the Capital Appreciation Stock Division, all in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1994 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

[Sig.]

Milwaukee, Wisconsin
January 25, 1995

NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY AND SUBSIDIARY
CONSOLIDATED FINANCIAL STATEMENTS
---------------------------------
The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENT OF FINANCIAL POSITION

                                                         December 31,
                                                       (In millions)
                                                      1994         1993
                                                    ----------------------
ASSETS
BONDS
  United States Government                          $ 3,501       $  2,372
  Industrial and other                               19,232         18,077
                                                    ----------------------
                                                     22,733         20,449
                                                    ----------------------
STOCKS
  Common                                              2,192          2,091
  Unconsolidated subsidiaries                           504            416
  Preferred                                             511            459
                                                    ----------------------
                                                      3,207          2,966
                                                    ----------------------
MORTGAGE LOANS                                        7,099          6,505
REAL ESTATE
  Investment                                          1,072          1,068
  Home office                                           141            148
                                                    ----------------------
                                                      1,213          1,216
                                                    ----------------------
LOANS ON POLICIES                                     6,144          5,846
OTHER INVESTMENTS                                     1,301          1,257
CASH AND TEMPORARY INVESTMENTS                          803            783
DUE AND ACCRUED INVESTMENT INCOME                       650            690
                                                    ----------------------
  Total invested assets                              43,150         39,712
                                                    ----------------------
SEPARATE ACCOUNT BUSINESS                             3,806          3,483
OTHER ASSETS                                          1,156            866
                                                    ----------------------
  Total Assets                                      $48,112       $ 44,061
                                                    ----------------------

LIABILITIES AND RESERVES
LIABILITY FOR POLICY BENEFITS
  Insurance and annuity reserves                    $36,124       $ 32,861
  Policy benefits left for future payments              866            829
  Premium deposits                                      419            403
  Policy benefits in process of payment                 138            108
  Policyowner dividends payable                       1,950          1,785
                                                    ----------------------
                                                     39,497         35,986
                                                    ----------------------
OTHER LIABILITIES
  Interest maintenance reserve                           11            279
  Income taxes                                          561            411
  Miscellaneous                                         822            645
                                                    ----------------------
                                                      1,394          1,335
                                                    ----------------------
SEPARATE ACCOUNT BUSINESS                             3,806          3,483
                                                    ----------------------
ASSET VALUATION RESERVE                               1,190          1,227
                                                    ----------------------
  Total liabilities and asset valuation reserve      45,887         42,031
                                                    ----------------------
GENERAL CONTINGENCY RESERVE                           2,225          2,030
                                                    ----------------------
Total Liabilities and Contingency Reserves          $48,112       $ 44,061
                                                    ======================

   The accompanying notes are an integral part of the financial statements.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


                THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF OPERATIONS

                                                  For the year ended
                                                    December 31,
                                                    (In millions)
                                               1994     1993       1992
                                             ----------------------------
INCOME
PREMIUMS                                     $ 5,743   $  5,295   $ 4,889
NET INVESTMENT INCOME                          3,106      2,913     2,753
POLICY BENEFITS LEFT WITH COMPANY
  AND OTHER INCOME                               636        570       523
                                             ----------------------------
      Total income                             9,485      8,778     8,165
                                             ----------------------------
DISPOSITION OF INCOME
COSTS
  Agents' compensation                           492        487       443
  Other insurance costs                          334        361       303
  Premium and other taxes or assessments         120        116       112
                                             ----------------------------
                                                 946        964       858
                                             ----------------------------
BENEFITS TO POLICYOWNERS AND BENEFICIARIES
  Death benefits                                 609        526       459
  Matured endowments                              54         44        49
  Annuity benefits                                94         85        75
  Disability benefits                            151        126       111
  Surrender benefits                             904        837       762
  Payments from policy benefits
    left with Company                            568        498       482
  Net transfers to separate accounts             344        302       258
  Net additions to policy reserves             3,313      3,078     2,870
                                             ----------------------------
                                               6,037      5,496     5,066
                                             ----------------------------
    Total disposition of income                6,983      6,460     5,924
                                             ----------------------------
SAVINGS FROM OPERATIONS BEFORE
  INCOME TAXES AND DIVIDENDS                   2,502      2,318     2,241

INCOME TAX EXPENSE                               281        208       242
                                             ----------------------------
SAVINGS FROM OPERATIONS BEFORE DIVIDENDS       2,221      2,110     1,999
POLICYOWNER DIVIDENDS                          1,942      1,780     1,755
                                             ----------------------------
NET SAVINGS FROM OPERATIONS                      279        330       244
NET REALIZED CAPITAL GAINS, LESS
  TAX EXPENSE OF $85, $82, AND
  $64 RESPECTIVELY                               119        180       105
                                             ----------------------------
CONTRIBUTION TO GENERAL
CONTINGENCY RESERVE
FROM OPERATIONS                              $   398   $    510   $   349
                                             ============================

    The accompanying notes are an integral part of the financial statements.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE
             CONSOLIDATED STATEMENT OF GENERAL CONTINGENCY RESERVE

                                                                 For the year ended
                                                                    December 31,
                                                                   (In millions)
                                                       1994            1993          1992
                                                  ------------------------------------------
BEGINNING OF YEAR BALANCE                         $     2,030    $      1,850    $    1,655
  Contribution to general contingency
    reserve from operations                               398             510           349
  Net unrealized capital losses                          (242)            (89)         (110)
  Change in asset valuation reserve                        37            (157)         (119)
  Transfer from voluntary investment reserve                -               -           106
  Other -- net                                              2             (84)          (31)
                                                  -----------------------------------------
END OF YEAR BALANCE                               $     2,225    $      2,030    $    1,850
                                                  =========================================


                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            For the year ended
                                                               December 31,
                                                               (In millions)
                                                     1994            1993           1992
                                                  -----------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance premiums, annuities
    and other considerations                      $     6,299    $      5,777    $    5,342
  Net investment income received                        3,013           2,813         2,666
  Net loans on policies                                  (297)           (143)         (159)
  Benefits paid to policyholders and
    beneficiaries                                      (2,357)         (2,116)       (1,927)
  Net transfers to separate accounts                     (344)           (302)         (258)
  Policyowner dividends paid                           (1,777)         (1,759)       (1,596)
  Expenses and taxes                                   (1,033)         (1,135)       (1,071)
  Other -- net                                             89             (81)           45
                                                  -----------------------------------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES             3,593           3,054         3,042

CASH FLOWS FROM INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD OR MATURED
  Bonds                                                27,096          20,221        13,884
  Stocks                                                1,469           1,122         1,027
  Mortgage loans                                          512             394           300
  Real estate                                             164              43            71
  Other invested assets                                   213             132            24
  Capital gain (tax) benefit                               28            (124)          (82)
                                                  -----------------------------------------
                                                       29,482          21,788        15,224
COST OF INVESTMENTS ACQUIRED
    Bonds                                              29,674          22,393        16,446
    Stocks                                              1,606           1,288           755
    Mortgage loans                                      1,356             970           510
    Real estate                                             6              46            63
    Other invested assets                                 413             152           238
                                                  -----------------------------------------
                                                       33,055          24,849        18,012
  NET CASH USED IN INVESTING ACTIVITIES                (3,573)         (3,061)       (2,788)
                                                  -----------------------------------------
NET INCREASE (DECREASE) IN CASH AND
  TEMPORARY INVESTMENTS                                    20              (7)          254
CASH AND TEMPORARY INVESTMENTS,
  BEGINNING OF YEAR                                       783             790           536
                                                  -----------------------------------------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR       $       803    $        783    $      790
                                                  =========================================

    The accompanying notes are an integral part of the financial statements.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

                   NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       DECEMBER 31, 1994, 1993, AND 1992

NOTE 1 - PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the "Company") and its wholly-owned life insurance subsidiary. The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled. These policies are considered generally accepted accounting principles for mutual life insurance companies.

In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which establishes a different definition of generally accepted accounting principles for mutual life insurance companies. Under the Interpretation, financial statements of mutual life insurance companies for periods beginning after December 15, 1995 which are prepared on the basis of statutory accounting will no longer be characterized as in conformity with generally accepted accounting principles.

Management of the Company has not yet determined the effect on its December 31, 1994 financial statements of applying the Interpretation. The Company is considering application of the accounting changes required to present its financial statements in conformity with generally accepted accounting principles. If the Company chooses to adopt the required accounting changes, the effect of the changes would be reported retroactively through restatement of all previously issued financial statements beginning with the earliest year presented. The cumulative effect of adopting these changes would be included in the earliest year presented.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds -Amortized cost using the interest method, except for loan-backed and structured securities which are amortized to estimated prepayment dates using the prospective method

Common Stocks             -Market value
Preferred Stocks          -Cost
Unconsolidated            -Equity in subsidiaries' net assets
  Subsidiaries            -Amortized cost
Mortgage Loans            -Lower of cost, less depreciation and
Investment Real Estate    encumbrances, or estimated net realizable value


Home Office Real Estate   -Cost, less depreciation
Loans on Policies         -Cost
Other Investments-        -Equity in ventures' net assets
Joint Ventures

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


SEPARATE ACCOUNT BUSINESS

This business consists of annuities funded by specific assets held in separate accounts. The assets in these accounts are carried at market value. The policy values reflect the investment performance of the respective accounts.

INSURANCE, ANNUITY AND DISABILITY INCOME RESERVES

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3-1/2% to 5-1/2%. Other policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4-1/2%.

Deferred annuity reserves on policies issued since 1985 are valued using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3-1/2% to 6-1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are present values of expected benefit payments at interest rates ranging from 3-1/2% to 8-1/4%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Previous DI business used the net level premium method, using a 3% or 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in first two years of disability) with interest rates ranging from 3% to 5-1/2%.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long-term fixed income investments. Net realized gains and losses charged to the IMR are amortized into investment income over the approximate remaining life of the investment sold.

ASSET VALUATION RESERVE

The Company is also required to maintain an asset valuation reserve ("AVR"). The AVR establishes a reserve for certain invested assets held by the Company. In the aggregate, AVR was 84% and 91% of the allowable maximum at December 31, 1994 and 1993, respectively.

PREMIUM INCOME

Life insurance premiums are recognized as income at the beginning of each policy year.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and co-insurance contracts.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

As of December 31, 1994 and 1993, total life insurance inforce approximated $347 billion and $313 billion, respectively, of which approximately $104 billion and $96 billion, respectively, comprised principally of term insurance, had been ceded to various reinsurers. The Company retains a maximum of $10 million of coverage per individual life.

OPERATING COSTS

Operating costs, including costs of acquiring new policies, are charged to operations as incurred.

INCOME TAXES

Provisions for income taxes are based on current income tax returns without recognition of deferred taxes due to timing differences. The portion of the federal income tax based on mutual life insurance company equity is reflected as a component of income tax expense, including related adjustments for prior years.

The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of taxes. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on savings from operations before income tax expense (after dividends) in 1994 was approximately 50.2%. Two significant factors cause the Company's effective rate to exceed the federal corporate rate of 35%. First, the Company pays "surplus tax", a tax that is assessed only on mutual life insurance companies, which is an amount that proports to equate a portion of policyholder dividends with nondeductible dividends paid to shareholders of stock companies. Second, the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

POLICYOWNER DIVIDENDS

Dividends payable in the following year are charged to current operations.

NOTE 2 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following summarizes the bases used by the Company in estimating its fair value disclosures for financial instruments:

    BONDS AND PREFERRED STOCKS - Fair values are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

    MORTGAGE LOANS - Fair values are derived by discounting the future estimated cash flows using current interest rates for debt securities with similar credit risk and maturities, or utilizing net realizable values.

    LOANS ON POLICIES - The carrying amount reported in the statement of financial position approximates fair value since loans on policies reduce the amount payable at death or at surrender of the contract.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

    CASH AND TEMPORARY INVESTMENTS AND DUE AND ACCRUED INVESTMENT INCOME - The carrying amounts reported in the statement of financial position approximate fair value.

    ANNUITY RESERVES (without mortality/morbidity features) - Fair values are derived by discounting the future estimated cash flows using current interest rates with similar maturities.

    OTHER DEPOSIT LIABILITIES - The carrying amounts reported in the statement of financial position approximate fair value.

NOTE 3 - INVESTMENTS

NET INVESTMENT INCOME

The Company's net investment income for the years ended December 31, 1994, 1993 and 1992 consists of the following:

                                                      (In millions)
                                               1994      1993     1992
                                             ----------------------------
Interest, dividends, rents, equity
  in unconsolidated
  subsidiaries' earnings and joint
  venture income                             $ 3,395   $  3,215   $ 3,039
Less: Investment expenses and
   depreciation                                 (289)      (302)     (286)
                                             ----------------------------
Net Investment Income                        $ 3,106   $  2,913   $ 2,753
                                             ============================


REALIZED GAINS AND LOSSES

During 1994, 1993 and 1992, the Company, in its normal course of business, sold certain invested assets realizing gains and losses before transfer to the IMR and capital gains tax from such sales as follows:

                          FOR THE YEAR ENDED                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                           DECEMBER 31, 1994                   DECEMBER 31, 1993                DECEMBER 31, 1992
                       ----------------------------------------------------------------------------------------------------
                                                 NET                                  NET                               NET
                                            REALIZED                             REALIZED                          REALIZED
                       REALIZED   REALIZED     GAINS     REALIZED    REALIZED       GAINS    REALIZED   REALIZED      GAINS
                          GAINS     LOSSES  (LOSSES)        GAINS      LOSSES    (LOSSES)       GAINS     LOSSES   (LOSSES)
                       ----------------------------------------------------------------------------------------------------
                                                                    (IN MILLIONS)
Bonds                     $171     $(535)     $(364)        $438      $(133)        $305        $263     $ (90)      $173
Stocks                     499      (291)       208          297        (36)         261         266       (53)       213
Mortgage loans               -       (37)       (37)           1        (12)         (11)          -        (3)        (3)
Real estate                 16        (7)         9           13         (2)          11          15       (11)         4
Other invested assets      110       (98)        12          100        (54)          46          87      (131)       (44)
                       ----------------------------------------------------------------------------------------------------
                          $796     $(968)     $(172)        $849      $(237)        $612        $631     $(288)      $343
                       ====================================================================================================

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

DEBT SECURITIES

Debt securities consist of all bonds, fixed maturity preferred stocks and short term fixed income investments.

The statement values, which principally represent amortized cost, and estimated market values of the Company's debt securities at December 31, 1994 and 1993 are as follows:


December 31, 1994                      RECONCILIATION TO ESTIMATED MARKET VALUE
-------------------------------------------------------------------------------
                                            GROSS          GROSS      ESTIMATED
                         STATEMENT     UNREALIZED     UNREALIZED         MARKET
                             VALUE   APPRECIATION   DEPRECIATION          VALUE
-------------------------------------------------------------------------------
                                           (IN MILLIONS)
US Government and
  political obligations    $ 3,334        $   61         $  (41)        $ 3,354
 Mortgage-backed
  securities                 5,652            53           (321)          5,384
Corporate and other
  debt securities           14,488           203           (515)         14,176
                          -----------------------------------------------------
                            23,474           317           (877)         22,914
Preferred stocks                71             1             (7)             65
                          -----------------------------------------------------
  Total                    $23,545        $  318         $ (884)        $22,979
                          =====================================================


December 31, 1993                      RECONCILIATION TO ESTIMATED MARKET VALUE
-------------------------------------------------------------------------------
                                            GROSS           GROSS     ESTIMATED
                          STATEMENT    UNREALIZED      UNREALIZED        MARKET
                              VALUE  APPRECIATION    DEPRECIATION         VALUE
-------------------------------------------------------------------------------
                                           (IN MILLIONS)
US Government and
  political obligations    $ 3,005       $   230        $    (8)       $  3,227
Mortgage-backed
  securities                 4,894           212            (22)          5,084
Corporate and other
  debt securities           13,260         1,076            (46)         14,290
                          -----------------------------------------------------
                            21,159         1,518            (76)         22,601
Preferred stocks                91             3             (2)             92
                          -----------------------------------------------------
  Total                    $21,250       $ 1,521        $   (78)       $ 22,693
                          =====================================================


The amortized cost and estimated market value of debt securities at December 31, 1994 and 1993, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

                               DECEMBER 31, 1994         DECEMBER 31, 1993
--------------------------------------------------------------------------------
                                       ESTIMATED                       ESTIMATED
                          STATEMENT       MARKET       STATEMENT          MARKET
                              VALUE        VALUE           VALUE           VALUE
--------------------------------------------------------------------------------
                                                  (IN MILLIONS)
Due in one year or less    $ 1,102       $ 1,100         $   976         $   981

Due after one year
  through five years         4,491         4,444           3,568           3,804

Due after five years
  through ten years          5,787         5,711           5,714           6,172

Due after ten years          6,513         6,340           6,098           6,652
                          ------------------------------------------------------
                            17,893        17,595          16,356          17,609
Mortgage-backed
  securities                 5,652         5,384           4,894           5,084
                          ------------------------------------------------------
                           $23,545       $22,979         $21,250         $22,693
                          ======================================================


The fair value of perpetual preferred stocks as of December 31, 1994 and 1993 approximates $440 million and $415 million, respectively, compared to the statement values of $440 million and $368 million, respectively.


MORTGAGE LOANS

As of December 31, 1994 and 1993, the mortgage loan portfolio was distributed as follows:


                                DECEMBER 31, 1994         DECEMBER 31, 1993
--------------------------------------------------------------------------------
                          STATEMENT          % OF       STATEMENT          % OF
GEOGRAPHIC LOCATION           VALUE         TOTAL           VALUE         TOTAL
--------------------------------------------------------------------------------
                                (IN MILLIONS)             (IN MILLIONS)
Middle Atlantic             $  738          10.4%         $  518            8.0%
South Atlantic               1,943          27.4           1,492           22.9
North Central                1,289          18.2           1,341           20.6
South Central                  921          13.0           1,014           15.6
Pacific Northwest              355           5.0             289            4.4
Pacific                      1,531          21.5           1,508           23.2
Canada                         322           4.5             343            5.3
                          ------------------------------------------------------
                            $7,099         100.0%         $6,505          100.0%
                          ======================================================


PROPERTY TYPE
--------------------------------------------------------------------------------
Retail                      $2,475          34.9%         $2,561           39.4%
Office Building              2,176          30.6           2,079           32.0
Residential                  1,526          21.5           1,013           15.5
Commercial                     745          10.5             687           10.6
Other                          177           2.5             165            2.5
                          ------------------------------------------------------
                            $7,099         100.0%         $6,505          100.0%
                          ======================================================


               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


The fair value of mortgage loans as of December 31, 1994 and 1993 approximates $6,879 million and $6,900 million, respectively. Increases in current interest rates were a major reason for the decline in fair value relative to statement value in 1994. Loans with fair values that are less than statement values for reasons other than changes in interest rates are adequately covered by normal AVR reserves and by a $45 million special reserve established by the Company for mortgage loans.

AFFILIATES

Since 1991, the Company has periodically sold shares of MGIC Investment Corporation ("MGIC"), an affiliate. In 1992, the Company sold 6.6 million shares of MGIC for $175 million, generating a realized capital gain of $88 million. In 1993, the Company sold 0.9 million shares for $52 million, generating a realized capital gain of $38 million. In 1994, the Company sold
5.8 million shares for $51 million, generating a realized capital gain of $3 million. Of the shares sold in 1994, 5.7 million were sold to a subsidiary of the Company in accordance with an option agreement with the subsidiary; no gain or loss was realized on this sale. At December 31, 1994, the estimated market value of the Company's remaining 19.96% investment in MGIC exceeded the statement value by $214 million.

REAL ESTATE

For real estate and joint venture properties acquired subsequent to December 1990, the Company calculates depreciation using the straight-line method in accordance with guidelines established by the National Association of Insurance Commissioners. For properties acquired prior to December 1990, the Company calculates depreciation using either the straight-line method or the constant-yield method. Home office real estate is depreciated using the straight-line method. At December 31, 1994 and 1993, investment real estate includes $146 million and $126 million, respectively, of real estate acquired through foreclosure.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company's current utilization of derivative financial instruments is limited. Most of the Company's derivative transactions are used to reduce or modify risks of volatility related to currency or interest rate movements. These hedging strategies use forwards, futures and swaps. At December 31, 1994, the Company held foreign currency forward contracts with a notional value of $605 million as a partial hedge against foreign currency exposure of foreign denominated investments. Changes in the market value of these contracts offset currency gains and losses on the hedged investments. The capital gains or losses are unrealized before contract settlement and realized on settlement. These currency hedges represent most of the Company's derivative positions.
The effect of derivative transactions is not significant to the Company's results from operations or financial position.

NOTE 4 - ANNUITIES AND OTHER DEPOSIT LIABILITIES

The fair value of annuities and other deposit liabilities as of December 31, 1994 and 1993 are as follows:


                             DECEMBER 31, 1994         DECEMBER 31, 1993
---------------------------------------------------------------------------
                         STATEMENT         FAIR    STATEMENT        FAIR
                             VALUE        VALUE        VALUE       VALUE
---------------------------------------------------------------------------
                                            (IN MILLIONS)
Annuities                   $2,474       $2,203       $2,263       $ 2,079

Other deposit liabilities      727          727          707           707


               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE


NOTE 5 - BENEFIT PLANS

The Company maintains non-contributory defined benefit retirement plans for all eligible employees and agents as well as a non-contributory defined contribution plan for all full-time agents. These plans are funded currently and plan assets of $939 million at December 31, 1994 are primarily included in the separate accounts of the Company. As of January 1, 1994, the most recent actuarial valuation date available, the defined benefit plans were fully funded.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Postretirement benefit expenses, which includes the expected cost of postretirement benefits for newly eligible and vested employees and interest costs, was $7 million and $9 million for the years ended December 31, 1994 and 1993, respectively. At December 31, 1994 and 1993, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested employees was $47 million and $50 million, respectively. The estimated postretirement benefit obligation for active non-vested employees was $44 million and $45 million at December 31, 1994 and 1993, respectively. The discount rate used to determine the postretirement benefit obligation was 8% and the health care cost trend rate was 12% in 1994, declining by 1% per year to an ultimate rate of 6% over 7 years. If the health care cost trend rate assumptions were increased by 1%, the postretirement benefit obligation as of December 31, 1994 would be increased by $6 million.

At December 31, 1994 and 1993, plan assets attributable to postretirement health care benefits totalled $25 million.

NOTE 6 - REINSURANCE

The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. The effect of reinsurance on premiums and benefits for the years ended December 31, 1994 and 1993 are as follows (in millions):

                                                    1994         1993
                                                  ----------------------
DIRECT PREMIUMS                                   $ 5,977       $ 5,508
REINSURANCE CEDED                                    (234)         (213)
                                                  ---------------------
NET PREMIUMS                                      $ 5,743       $ 5,295
                                                  =====================

BENEFITS TO POLICYHOLDERS
  AND BENEFICIARIES                               $ 6,178       $ 5,600

REINSURANCE RECOVERIES                               (141)         (104)
                                                  ---------------------
NET BENEFITS TO POLICYHOLDERS AND
  BENEFICIARIES                                   $ 6,037       $ 5,496
                                                  =====================


In addition, during 1994 and 1993 the Company received credits of $63 million and $59 million, respectively from reinsurers representing reimbursements of commissions and other expenses. These credits are included in other income in the consolidated summary of operations.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 7 - CONTINGENCIES

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates and market volatility. These instruments may involve credit risk and may also be subject to risk of loss due to interest rate fluctuations.

The Company has guaranteed certain obligations of its affiliates. These guarantees totalled approximately $83 million and $95 million at December 31, 1994 and 1993, respectively, and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

               FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE




              100 East Wisconsin Avenue                  Telephone 414 276 9500
              Suite 1500
              Milwaukee, WI 53202

[Price Waterhouse LLP Letterhead]


                       REPORT OF INDEPENDENT ACCOUNTANTS
                       ---------------------------------

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

In our opinion, the accompanying consolidated statement of financial position and the related consolidated statement of operations, statement of general contingency reserve and statement of cash flows present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

January 25, 1995

                               TABLE OF CONTENTS



                                                                                                                 PAGE
                                                                                                                 ----
DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-2

DETERMINATION OF ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-2
         Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-2
         Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-3
         Illustrations of Variable Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-3

VALUATION OF ASSETS OF THE ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-4

TRANSFERABILITY RESTRICTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-4

EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-4

FINANCIAL STATEMENTS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-5
(for the six months ended June 30, 1995 -- unaudited)

FINANCIAL STATEMENTS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-11
(for year ended December 31, 1994)

REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-16
(for year ended December 31, 1994)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-17
(for the three years ended December 31, 1994)

REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-29
(for the three years ended December 31, 1994)

                                    PART C
                              OTHER INFORMATION

Item 24.         Financial Statements and Exhibits
                 ---------------------------------
         (a)              Financial Statements
                          The financial statements of NML Variable
                          Annuity Account A and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                          NML Variable Annuity Account A
                          ------------------------------
                          (for the six months ended June 30, 1995 -- unaudited)
                            Statement of Assets and Liabilities
                            Statement of Operations and Changes in Equity
                            Notes to Financial Statements
                          (for year ended December 31, 1994)
                            Statement of Assets and Liabilities
                            Statement of Operations and Changes in Equity
                            Notes to Financial Statements
                            Report of Independent Accountants

                          The Northwestern Mutual Life Insurance Company
                          ----------------------------------------------
                          (for the three years ended December 31, 1994)
                            Consolidated Statement of Financial Position
                            Consolidated Statement of Operations Consolidated Statement of General Contingency Reserve Consolidated Statement of Cash Flows
                            Notes to Consolidated Financial Statements
                            Report of Independent Accountants

         (b)              Exhibits
                          EX-99.B1      Restated Articles of Incorporation of
                                        The Northwestern Mutual Life Insurance
                                        Company.
                          EX-99.B2      By-Laws of The Northwestern Mutual
                                        Life Insurance Company.
                          EX-99.B9      Form of Variable Annuity Front Load
                                        Contract - Form QQV.ACCT.A (0196)
                                        (sex neutral).
                          EX-99.B9(a)   Form of Variable Annuity Back Load
                                        Contract - Form QQV.ACCT.A (0196)
                                        (sex neutral).
                          EX-99.B9(b)   Form of Variable Annuity Front Load and
                                        Back Load Contract Payment Rate Tables
                                        Form QQV.ACCT.A.B. (0196) (sex
                                        distinct).
                          EX-99.B11     Consent of Price Waterhouse LLP.
                          EX-27         Financial Data Schedule for the period
                                        ended December 31, 1994.
                          EX-27a        Financial Data Schedule for the period
                                        ended June 30, 1995.

Item 25. Directors and Officers of the Depositor

         The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of October 1, 1995, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                        Business Address
----                        ----------------
R. Quintus Anderson         The Aarque Companies
                            111 West Second Street
                            Jamestown, NY 14701

Edward E. Barr              Sun Chemical Corporation
                            222 Bridge Plaza South
                            Fort Lee, NJ  07024

Gordon T. Beaham III        Faultless Starch/Bon Ami Co.
                            1025 West Eighth Street
                            Kansas City, MO 64101

Frank H. Bertsch            Flexsteel Industries, Inc.
                            P.O. Box 877
                            Dubuque, IA 52001

Robert C. Buchanan          Fox Valley Corporation
                            P.O. Box 727
                            Appleton, WI  54912

Robert E. Carlson           The Northwestern Mutual Life
                              Insurance Company
                            720 East Wisconsin Avenue
                            Milwaukee, WI 53202

George A. Dickerman         Spalding Sports Worldwide
                            425 Meadow Street
                            P.O. Box 901
                            Chicopee, MA  01021-0901

Thomas I. Dolan             A.O. Smith Corporation
                            P.O. Box 23971
                            Milwaukee, WI 53223-0971

Pierre S. du Pont IV        Richards, Layton and Finger
                            1 Rodney Square
                            Wilmington, DE 19801

James D. Ericson            The Northwestern Mutual Life
                              Insurance Company
                            720 East Wisconsin Avenue
                            Milwaukee, WI 53202

J. E. Gallegos              Gallegos Law Firm
                            460 St. Michaels Drive
                            Building 300
                            Santa Fe, NM 87501

Patricia Albjerg Graham     420 Gutman
                            Graduate School of Education
                            Harvard University
                            Cambridge, MA  02138

Richard H. Holton                     Haas School of Business
                                      350 Barrows Hall
                                      University of California
                                      Berkeley, CA 94720

Stephen F. Keller                     The Santa Anita Companies
                                      P.O. Box 60014
                                      Arcadia, CA  91066-6014

J. Thomas Lewis                       Monroe & Lemann
                                      Suite 3300
                                      210 St. Charles Avenue
                                      New Orleans, LA 70170


Fred G. Luber                         Super Steel Products Corp.
                                      P.O. Box 23418
                                      Milwaukee, WI 53223

Daniel F. McKeithan, Jr.              Tamarack Petroleum Company, Inc.
                                      Suite 1920
                                      777 East Wisconsin Avenue
                                      Milwaukee, WI 53202

Guy A. Osborn                         Universal Foods Corp.
                                      433 East Michigan Street
                                      Milwaukee, WI 53202

Donald J. Schuenke                    The Northwestern Mutual
                                        Life Insurance Company
                                      720 East Wisconsin Avenue
                                      Milwaukee, WI 53202

H. Mason Sizemore, Jr.                The Seattle Times
                                      P.O. Box 70
                                      Seattle, WA  98111

Harold Byron Smith, Jr.               Illinois Tool Works, Inc.
                                      3600 West Lake Avenue
                                      Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                Carolina Power & Light Company
                                      P.O. Box 1551
                                      Raleigh, NC  27602

John E. Steuri                        ALLTEL Information
                                        Services, Inc.
                                      4001 Rodney Parham Road
                                      Little Rock, AR 72212-2496

John J. Stollenwerk                   Allen-Edmonds Shoe Corporation
                                      201 East Seven Hills Road
                                      P.O. Box 998
                                      Port Washington, WI 53074-0998

Barry L. Williams                     Williams Pacific Ventures, Inc.
                                      1200 Bayhill Drive, Suite 300
                                      San Bruno, CA  94066

Kathryn D. Wriston                          870 United Nations Plaza
                                            Apartment 23-A
                                            New York, NY 10017


EXECUTIVE OFFICERS

Name                              Title
----                              -----
Deborah A. Beck                   Senior Vice President
John M. Bremer                    Senior Vice President, General Counsel and
                                     Secretary
Peter W. Bruce                    Executive Vice President
Robert E. Carlson                 Executive Vice President and Trustee
Steven T. Catlett                 Vice President
Mark G. Doll                      Senior Vice President and Treasurer
Thomas E. Dyer                    Vice President
James W. Ehrenstrom               Senior Vice President
James D. Ericson                  President and Chief Executive Officer,
                                       Trustee
Richard L. Hall                   Senior Vice President
William C. Koenig, FSA            Senior Vice President and Chief Actuary
Gary E. Long                      Vice President and Controller
Susan A. Lueger                   Vice President
Meridee J. Maynard                Vice President
Donald L. Mellish                 Vice President
Ralph A. Pelton                   Vice President
Gregory C. Oberland               Vice President
Barbara F. Piehler                Vice President
James F. Reiskytl                 Vice President
Virgil L. Renne, Jr.              Vice President-Employer Product Marketing
Mason G. Ross                     Senior Vice President
Leonard F. Stecklein              Vice President-Policyowner Services
Frederic H. Sweet                 Senior Vice President
Dennis Tamcsin                    Senior Vice President
Martha M. Valerio                 Vice President
W. Ward White                     Vice President
Walt J. Wojcik                    Senior Vice President
Edward J. Zore                    Executive Vice President

OTHER OFFICERS

Name                                              Title
----                                              -----
John M. Abbott                             Associate Director-Benefits
                                                Research
Ronald C. Alberts                          Investment Officer
Thomas R. Anderson                         Assistant Director-Advanced
                                                Marketing
Maria J. Avila                             Assistant Controller
Michael J. Backus                          Associate Director of Information
                                                Systems
Jerome R. Baier                            Director-Securities
John E. Bailey                             Senior Actuary
Nicholas H. Bandow                         Assistant Director-Information
                                                Systems
Lynn F. Bardele                            Director-Corporate Services
Walter L. Barlow                           Assistant Director of Education

David A. Barras                            Associate Director
Bradford P. Bauer                          Assistant Director-Advanced
                                                Marketing
James M. Baumgartner                       Officer-Underwriting Standards &
                                                Services
Robert J. Berdan                           Assistant General Counsel &
                                                Assistant Secretary
Beth M. Berger                             Assistant General Counsel &
                                                Assistant Secretary
James L. Bergschneider                     Director-Underwriting Services
Frederick W. Bessette                      Assistant General Counsel & Asst.
                                                Secretary
Erik E. Bieck                              Director-Individual Annuity
                                                Marketing
D. Rodney Bluhm                            Assistant General Counsel
Donald T. Bobbs                            Investment Officer
Timothy J. Bohannon                        Regional Director of
                                                Agencies
Margaret Bowe Bonvicini                    Associate Director-Employment &
                                               Affirmative Action
Willette Bowie                             Employee Relations Director
Mark C. Boyle                              Assistant General Counsel & Asst.
                                                Secretary
Martin R. Braasch                          Director-Underwriting Standards &
                                                Services
Patricia R. Braeger                        Assistant Director-Information
                                                Systems
Melissa C. Brooks                          Assistant Director-Advanced
                                                Marketing
Mary P. Buczynski                          Assistant Director
Michael S. Bula                            Assistant General Counsel
Jerry C. Burg                              Associate Director-Field Benefits
Gregory B. Bynan                           Director-Corporate Services
Kim M. Cafaro                              Assistant General Counsel & Asst.
                                                Secretary
Shanklin B. Cannon, M.D.                   Medical Director-Life
                                                Products/Research
Terese J. Capizzi                          Actuarial Products Officer
Kurt P. Carbon                             Assistant Regional Director
Thomas A. Carroll                          Director-Common Stock Division
Michael G. Carter                          Assistant General Counsel & Asst.
                                                Secretary
William W. Carter                          Associate Actuary
John E. Caspari                            Assistant Director-Advertising &
                                                Corporate Information
Donald E. Chappie                          Associate Director of Field Benefits
Walter J. Chossek                          Associate Controller
Thomas R. Christenson                      Director-Employer Product Services
J. Thomas Christofferson                   Vice President
Alan E. Close                              Associate Controller
Carolyn M. Colbert                         Assistant Director-New
                                                Business
Timothy S. Collins                         Associate Director
Margaret Winter Combe                      Assistant Director-Process
                                                and Project Management
Virginia A. Corwin                         Assistant Director-New Business
Barbara E. Courtney                        Assistant Controller
Larry A. Curran                            Actuarial Administrative Officer

Daniel G. Cuske                            Associate Director-Fixed Income
Brian H. Davidson                          Associate Director
Thomas H. Davis                            Associate Director-Information
                                                Systems
Jefferson V. De Angelis                    Vice President-Fixed Income
Nicholas De Fino                           Investment Officer-Portfolio
                                                Management
David J. Derfus                            Assistant Controller
Carol A. Detlaf                            Associate Director-Human Resources
John Diliberti                             Assistant Director-New Business
Joseph Dobering, III                       Director-Underwriting Standards &
                                                Services
Timothy Doubek                             Director-Fixed Income
Daniel C. Dougherty                        Director-Individual Product
                                                Marketing
Margaret T. Dougherty                      Assistant Director-Information
                                                Systems
William O. Drehfal                         Assistant Director-Media Services
Jeffrey S. Dunn                            Vice President
Somayajulu Durvasula                       Assistant Director-Field Financial
James R. Eben                              Assistant General Counsel and
                                                Assistant Secretary
Christina H. Fiasca                        Associate Controller
Zenia J. Fieldbinder                       Assistant Director-Employer
                                                Product Services
Richard F. Fisher                          Senior Actuary
Dennis J. Fitzpatrick                      Director-Advanced Marketing
Jon T. Flaschner                           Assistant Director-Employer
                                                Product Services
Elfa O. Foldi                              Associate Director-Facilities
                                                Planning
Donald Forecki                             Investment Officer
Stephen H. Frankel                         Vice President
H. Daniel Gardner                          Vice President & Insurance Counsel
Richard R. Garthwait                       Vice President-Field Financial
David L. Georgenson                        Director-Agent Development
Paulette A. Getschman                      Director-Policyowner Services
George Ghanem                              Assistant Regional Director-Agency
James W. Gillespie                         Vice President
Walter M. Givler                           Director-Corporate Services
Robert K. Gleeson, M.D.                    Vice President-Medical Director
Mark J. Gmach                              Assistant Regional Director-Agency
John W. Gordon                             Assistant Director-Information
                                                Systems
Linda J. Gornens-Levey                     Associate Director
David Lee Gosse                            Assistant Director-Disability
                                                Benefits
William F. Grady                           Associate Director of Field Finances
Francis A. Grandelis                       Regional Director-Central
John M. Grogan                             Assistant General Counsel and
                                                Assistant Secretary
Jill M. Grueninger                         Investment Officer
Thomas C. Guay                             Associate Actuary
Colleen M. Gunther                         Investment Officer
Gerald A. Haas                             Assistant Director-Information
                                                Systems
Stanley K. Hall                            Director-Policyowner Services

Thomas P. Hamilton                         Associate Director-Information
                                                Systems
William M. Harris                          Assistant Regional Director-South
Dennis R. Hart                             Assistant Director-Agent
                                                Development
James C. Hartwig                           Vice President-Advanced Marketing
Paul F. Heaton                             Assistant General Counsel and
                                                Assistant Secretary
William L. Hegge                           Associate Director of
                                                Telecommunications
Wayne F. Heidenreich                       Assistant Medical Director
Jacquelyn F. Heise                         Assistant Director-Information
                                                Systems
Robert L. Hellrood                         Director-New Business
Herbert F. Hellwig                         Assistant Director-Individual
                                                Annuity Marketing
Jane A. Herman                             Assistant Director-Term Upgrade
Gary M. Hewitt                             Vice President
Donna R. Higgins                           Assistant Director-Information
                                                Systems
Susan G. Hill                              Assistant Regional Director-South
Hugh L. Hoffman                            Assistant Director-Information
                                                Systems
Richard S. Hoffmann                        Director-Audit
Susan M. Hoffmann                          Life Product Officer
Bruce Holmes                               Assistant Actuary
Robert L. Holmes                           Regional Director-Agency
Cindy L. Jackson                           Investment Officer
Meg E. Jansky                              Human Resources-Training
                                                Development Officer
Michael D. Jaquint                         Assistant Actuary
Ralph A. Jefferson, III                    Investment Officer
Dolores A. Juergens                        Associate Director of Restaurant
                                                Operations
Marilyn J. Katz                            Assistant Director-Medical
                                                Consultants
John W. Keller                             Managing Actuary-Product
                                                Management
Kevin C. Kennedy                           Investment Officer-Architecture
James B. Kern                              Regional Director-Central Region
David R. Keuler                            Investment Officer
Carson D. Keyes                            Vice President
Donald C. Kiefer                           Vice President
Mark E. Kishler                            Investment Officer
Allen B. Kluz                              Director-Field Financial
Beatrice C. Kmiec                          Assistant Regional Director-East
Kent Knudsen                               Associate Director
Daniel C. Knuth                            Investment Officer
William S. Koch                            Assistant Regional Director-Agency
A. Kipp Koester                            Vice President
John L. Kordsmeier                         Human Resources Officer
Dennis Korjenek, Jr.                       Associate Director-Fixed Income
Robert J. Kowalsky                         Assistant Director-Information
                                                Systems
Carol L. Kracht                            Assistant General Counsel & Asst.
                                                Secretary
Todd L. Laszewski                          Assistant Actuary

Patrick J. Lavin                           Director-Life & Disability
                                                Benefits
Patrick W. Lavin                           Assistant Treasurer & Assistant
                                                Secretary
James L. Lavold                            Associate Director-Meetings
Russell M. Lemken                          Assistant Director-Consumer
                                                Research
Sally Jo Lewis                             Assistant General Counsel & Asst.
                                                Secretary
Mark P. Lichtenberger                      Assistant Director-LINK Technical
                                                Planning
Steven M. Lindstedt                        Assistant Director-Information
                                                Systems
James Lodermeier                           Assistant Director-Tax Planning
James G. Loduha                            Assistant Director-Asset
                                                Management
George R. Loxton                           Assistant General Counsel &
                                                Assistant Secretary
Mary M. Lucci                              Director-New Business
Mark J. Lucius                             Corporate Information Officer
Jeffrey J. Lueken                          Associate Director
Merrill C. Lundberg                        Assistant General Counsel & Asst.
                                                Secretary
Jon K. Magalska                            Assistant Director-Policyowner
                                                Services
Jean M. Maier                              Director-New Business
Joseph Maniscalco                          Associate Director-Information
                                                Systems
Jeffrey S. Marks                           Multi Life, Research & Reinsurance
                                                Officer
Steve Martinie                             Assistant General Counsel & Asst.
                                                Secretary
Ted A. Matchulat                           Actuarial Products Officer

Margaret McCabe                            Associate Director-Policy Benefits
                                                Systems
Roger A. McChesney                         Assistant Regional Director-Agency
Richard A. McComb                          Director-Human Resources
William L. McCown                          Vice President & Investment Counsel
Paul E. McElwee                            Assistant General Counsel & Asst.
                                                Secretary
Mary C. McIntosh                           Assistant Director-Field Financial
Richard J. McMaster                        Regional Director-Agency
Daniel E. McGinley                         Assistant Director-Management
                                                Development
Mark J. McLennon                           Assistant Director-Advanced
                                                Marketing
Robert J. Meiers                           Ad Valorem Tax Manager
Larry S. Meihsner                          Assistant General Counsel &
                                                Assistant Secretary
Robert G. Meilander                        Vice President
Kelly H. Mess                              Investment Officer
Charles L. Messler                         Director-Natural Gas Sales
Richard E. Meyers                          Assistant General Counsel
Jay W. Miller                              Vice President & Tax Counsel
Sara K. Miller                             Vice President

Tom M. Mohr                                Director of Policyowner Services-
                                             South
Richard C. Moore                           Associate Actuary
Scott J. Morris                            Assistant General Counsel and
                                             Assistant Secretary
Sharon A. Morton                           Investment Officer
Adrian J. Mullin                           Assistant Director-Individual
                                             Product Marketing
Randolph J. Musil                          Assistant Director-Advanced
                                             Marketing
David K. Nelson                            Assistant General Counsel
Ronald C. Nelson                           Actuary
Karen M. Niessing                          Assistant Director-Policyowner
                                             Services
Donald L. O'Dell                           Vice President
Daniel J. O'Meara                          Director-Field Financial
John K. O'Meara                            Assistant Director-Advanced
                                             Marketing
Mary Joy O'Meara                           Assistant Director-Advanced
                                             Marketing
Kathleen A. Oman                           Associate Director-Information
                                             Systems
Thomas A. Pajewski                         Investment Research Officer
Christen L. Partleton                      Assistant Director-Policyowner
                                             Services
Dennis L. Paul                             Assistant General Counsel
Ralph A. Pelton                            Vice President
David W. Perez                             Assistant General Counsel
Judith L. Perkins                          Assistant General Counsel & Asst.
                                             Secretary
Wilson D. Perry                            Assistant General Counsel & Asst.
                                             Secretary
Gary N. Peterson                           Actuary
John C. Peterson                           Assistant Director of Policyowner
                                             Services-West
Harvey W. Pogoriler                        Assistant General Counsel
Gary A. Poliner                            Vice President
Mark A. Prange                             Associate Director-Information
                                             Systems
Thomas M. Price                            Investment Officer
David R. Remstad                           Actuary
David R. Retherford                        Assistant Director of New Business-
                                             Central
Stephen M. Rhode                           Assistant Director-Qualified
                                             Benefits
Robert C. Richardson                       Investment Officer
Gerald J. Richter                          Senior Real Estate Officer-
                                             Asset Management
Richard R. Richter                         Vice President
Marcia Rimai                               Assistant General Counsel
Kathleen M. Rivera                         Assistant General Counsel & Asst.
                                             Secretary
Faith B. Rodenkirk                         Assistant Director-Group Marketing
Ramona Windson-Rogers                      Financial Officer
James S. Rolfsmeyer                        Assistant Director-Information
                                             Systems
Larry R. Roscoe                            Assistant Director-Compliance
Lora A. Rosenbaum                          Assistant Director-Compliance

Robert K. Roska                            Associate Director - Information
                                             Systems
Sue M. Roska                               Director - Systems and
                                             Services
Robert M. Ruess                            Vice President
Harry L. Ruppenthal                        Director of Policyowner Services -
                                             East
Stephen G. Ruys                            Assistant Director - Information
                                             Systems
Santo Saliture                             Associate Director of Advertising &
                                             Corporate Information
Rose Kordich Sasich                        Assistant Director of Systems
Mary Ann Schachtner                        Assistant Director - Life Insurance
                                             Marketing
Thomas F. Scheer                           Assistant General Counsel & Asst.
                                             Secretary
Carlen A. Schenk                           Assistant Director
Jane A. Schiltz                            Director - Individual Product
Emily K. Schleinz                          Investment Officer
John E. Schlifske                          Director
Kathleen H. Schluter                       Assistant General Counsel &
                                             Secretary
Calvin R. Schmidt                          Assistant Director - Information
                                             Systems
Richard A. Schnell                         Assistant Director - Asset
                                             Management
John O. Schnorr                            Director - Annuity Tax & Title
                                             Services
Margaret R. Schoewe                        Vice President - Information Systems
Todd M. Schoon                             Assistant Regional Director - Agency
Jeffrey G. Schragin                        Associate Medical Director
John F. Schroeder                          Associate Director of Field Office
                                             Real Estate
Melva T. Seabron                           Associate Director - Human Resources
                                             & Budget
Norman W. Seguin, II                       Investment Officer - Ad Valorem
                                             Taxes
Catherine L. Shaw                          Assistant General Counsel & Asst.
                                             Secretary
John E. Sheaffer, Jr.                      Assistant Director - Agent
                                             Development
William Shinkwin                           Director of Tax Planning
Janet Z. Silverman                         Assistant Director - New Business
Stephen M. Silverman                       Assistant General Counsel
David W. Simbro                            Actuary
Eugene R. Skaggs                           Vice President
Paul W. Skalecki                           Assistant Actuary
Cynthia S. Slavik                          Investment Officer - Environmental
                                             Engineer
Ignatius L. Smetek                         Associate Director
Lois A. Smith                              Director - Asset Management
Mark W. Smith                              Assistant General Counsel & Asst.
                                             Secretary
Warren L. Smith, Jr.                       Investment Officer - Architecture
Steven W. Speer                            Director - Individual Product
                                             Marketing
Barbara J. Stansberry                      Director - Administrative
                                             Services/Medical Studies

Jason Steigman                             Investment Product Officer
Bonnie L. Steindorf                        Director - Department Operations
Colleen J. Stenholt                        Director - Organization Development
Karen J. Stevens                           Assistant General Counsel &
                                             Assistant Secretary
Richard A. Strait                          Director
Linda L. Streifender                       Assistant Director - Training &
                                             Communications
Steven J. Stribling                        Associate Actuary
Stephen J. Strommen                        Associate Director - Financial
                                             Planning
Theodore H. Strupp                         Assistant Director
Daniel J. Suprenant                        Director - Group Disability
                                             Marketing
Christopher P. Swain                       Investment Officer
Steven P. Swanson                          Vice President
Rachel L. Taknint                          Assistant General Counsel & Asst.
                                             Secretary
Thomas Talajkowski                         Assistant Director - Tax
                                             Compliance
Paul B. Tews                               Associate Director - Investment
                                             Planning
Susan M. Tompkins                          Director - Recruitment & Management
Thomas W. Towers                           Associate Director - Public
                                             Relations
Linda K. Tredupp                           Assistant Director - Information
                                             Systems
Chris G. Trost                             Associate Actuary
Julie Van Cleave                             Director - Common Stock
Mark J. Van Cleave                         Assistant Director of Marketing
                                             Research
Michael T. Van Grinsven                    Assistant Director - Management
                                             Development
Mary Beth Van Groll                        Vice President - Information Systems
Patricia L. Van Kampen                     Vice President - Common Stocks
Glen J. Vanic                              Investment Research Officer
Gloria J. Venski                           Assistant Director - Disability
                                             Benefits
Richard F. Von Haden                       Director - Real Estate Production
Margaret A. Wainer                         Assistant Director - Corporate
                                             Planning & Information
William R. Walker                          Director - Common Stock
Scott E. Wallace                           Assistant Director - Operations
Hal W. Walter                              Regional Director - Agency
Robert J. Waltos                           Assistant Regional Director -
                                             Agency
P. Andrew Ware                             Vice President
Kathleen S. Warner                         Assistant Director - Asset
                                             Management
Mary L. Wehrle-Schnell                     Associate Director - Information
                                             Systems
Daniel T. Weidner                          Assistant Director - Information
                                             Systems
Ronald J. Weir                             Associate Director - Information
                                             Systems
Kenneth D. Weiser                          Assistant Director - Sales Services
Karen J. Weiss                             Senior Actuary

Kenneth R. Wentland                        Assistant Director of Policyowner
                                             Services - East
Sandra D. Wesley                           Assistant Director of Special
                                             Projects
Charles D. Whittier                        Assistant Director - Disability
                                             Income Marketing
Catherine A. Wilbert                       Assistant General Counsel &
                                             Secretary
David L. Wild                              Director - Corporate Services
Jeffrey B. Williams                        Risk Manager
John K. Wilson                             Assistant Director - Individual
                                             Product Marketing
Penelope A. Woodcock                       Associate Director - Benefit Systems
Stanford A. Wynn                           Assistant Director - Advanced
                                             Marketing
Catherine M. Young                         Assistant General Counsel &
                                             Secretary
Michael L. Youngman                        Vice President - Legislative
                                             Representative
James A. Youngquist                        Associate Actuary
Richard S. Zakrzewski                      Associate Research Officer
John Zao                                   Assistant Director - Information
                                             Systems
Rick T. Zehner                             Director - Corporate Planning
Patricia A. Zimmermann                     Investment Officer - Real Estate
                                             Systems
Ray Zimmermann                             Director - LINK Information Network
Robert E. Zysk                             Director - Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of May 30, 1995, are set forth on pages C-13 and C-14. In addition to the subsidiaries set forth pages on C-13 and C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:
         1.      NML Variable Annuity Account A
         2.      NML Variable Annuity Account B
         3.      NML Variable Annuity Account C
         4.      Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. (the "Fund"), shown on page C-13 as a subsidiary of Northwestern Mutual Life, is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                            NML CORPORATE STRUCTURE*

The Northwestern Mutual Life Insurance Company
General Account
NML Variable Annuity Account A
NML Variable Annuity Account B
NML Variable Annuity Account C
NML Group Annuity Separate Account
NML Variable Life Account
Eiger Corporation - 100%
Northwestern Mutual Life Foundation, Inc. - 100%
NML Corporation - 100%
Standard of America Life Insurance Company - 100%
Saskatoon Centre, Limited (inactive) - 100%
Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
MGIC Investment Corporation - 20%. MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation, MGIC Mortgage Insurance Corporation, and various subsidiaries.
Baird Financial Corporation - 92.22%. Baird Financial Corporation holds 100% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
Northwestern Mutual Investment Services, Inc. - 100%
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
NW Pipeline, Inc. - 100%
NML - Bellevue Corporation - 100%
Solar Resources, Inc. - 100%
NH Corporation (inactive) - 100%
Rocket Sports, Inc. - 100%
Summit Sports, Inc. - 100%
Greenway Sports, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
RE Corporation - 100%
Carlisle Ventures, Inc. - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100%
Park Forest Northeast, Inc. - 100%
NW Greenway #1 - 100%
NW Greenway #9 - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%
Logan, Inc. - 100%
Baraboo, Inc. - 100%
Mitchell, Inc. - 100%

Elizabeth International Sales, Inc. - 100%         *Includes all NML mutual
Sean International Sales, Inc. - 100%               funds and other corpor-
Alexandra International Sales, Inc. - 100%          ations of which 50% or
Brian International Sales, Inc. - 100%              more of voting power
Jack International Sales, Inc. - 100%               controlled by NML
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%                                5-30-95

                      NML CORPORATE STRUCTURE, CONTINUED*

Cass Corporation - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Rainbow Ventures, Inc. - 100%
White Oaks, Inc. - 100%





                                        *Includes all NML mutual funds and
                                                  other corporations of which
                                                  50% or more of voting power
                                                  controlled by NML

                                                                         5-30-95

Item 27. Number of Contract Owners


     As of October 31, 1995, 17,802 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. All such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.


Item 28. Indemnification

     That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and filed herein as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

     (a) Northwestern Mutual Investment Services, Inc. ("NMIS"), the broker-dealer subsidiary of Northwestern Mutual Life, may be considered the principal underwriter currently distributing securities of the Registrant.
NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual Life registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

     (b)   The directors and officers of NMIS are as follows:

Name                                                                Position
-----                                                               --------
Susan M. Achtenhagen                               Assistant Superintendent-New
                                                        Business
Edwin R. Ahrenhoerster                             Superintendent-Policy Benefits
Thomas A. Carroll                                  Vice President-Common Stocks
Walter J. Chossek                                  Treasurer
Thomas R. Christenson                              Superintendent-Policyowner Service
Carolyn M. Colbert                                 Superintendent-Underwriting
                                                       Standards and New Business
Barbara E. Courtney                                Assistant Treasurer
Jefferson V. De Angelis                            Vice President-Fixed Income
                                                       Securities
Carol A. Detlef                                    Superintendent-Underwriting
                                                       Standards and New Business
Mark G. Doll                                       President and Director
Timothy Doubek                                     Vice President
James R. Eben                                      Assistant Secretary
James D. Ericson                                   Director
Zenia J. Fieldbinder                               Superintendent-Policyowner Service
Loraine Garner                                     Superintendent-Underwriting
                                                       Standards and New Business
Daniel R. Hernday                                  Superintendent-Underwriting
                                                       Standards and New Business
Susan G. Hill                                      Superintendent-Underwriting
                                                       Standards & New Business
Steven M. Kien                                     Superintendent-Underwriting
                                                       Standards & New Business

Beatrice C. Kmiec                                  Superintendent-Underwriting
                                                       Standards & New Business
Sharon J. Kraft                                    Superintendent-Policyowner
                                                       Services
Patricia A. Krueger                                Superintendent-Policy Benefits
Patrick J. Lavin                                   Superintendent-Underwriting
                                                       Standards & New Business
Patrick W. Lavin                                   Assistant Treasurer
Merrill C. Lundberg                                Secretary
Meridee J. Maynard                                 Superintendent-Sales
                                                       Standards/Compliance
Susan A. Milbeck                                   Superintendent-Policy Benefits
Christine A. Milewski                              Superintendent-Policy Benefits
Johnny L. Miller                                      Superintendent-Policy Benefits
Suzanne M. Mueller                                 Superintendent-Underwriting
                                                       Standards and New Business
Elizabeth D. Pitterle                              Superintendent-Underwriting
                                                       Standards and New Business
Virgil L. Renne, Jr.                               Vice President
David R. Retherford                                Superintendent-Underwriting
                                                       Standards & New Business
Larry R. Roscoe                                    Superintendent-Compliance and
                                                       Training
Donna B. Saltz                                     Superintendent-Underwriting
                                                       Standards and New Business
John O. Schnorr                                    Superintendent-Policy Benefits
Judith A. Shelton                                     Superintendent-Policy Benefits
Ignatius L. Smetek                                 Vice President-Common Stocks
Leonard F. Stecklein                               Vice President
Bonnie L. Steindorf                                Vice President
Steven P. Swanson                                  Vice President
Carla A. Thoke                                     Assistant Superintendent-Compliance
Patricia A. Valoe                                  Superintendent-Underwriting
                                                       Standards and New Business
Julie Van Cleave                                   Vice President-Common Stocks
Patricia L. Van Kampen                             Vice President-Common Stocks
Patrick J. Venuti                                  Superintendent-Policy Benefits
William R. Walker                                  Vice President
Evenly G. Werra                                    Superintendent-Underwriting
                                                       Standards & New Business
Edward J. Zore                                     Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 1994 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $1,300,753 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of

Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin
53202.

Item 31. Management Services

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, certifies that it has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 7th day of November, 1995.

                                           NML VARIABLE ANNUITY ACCOUNT A
                                           (Registrant)

                                           By THE NORTHWESTERN MUTUAL LIFE
                                              INSURANCE COMPANY
                                              (Depositor)

Attest: JOHN M. BREMER                     By: JAMES D. ERICSON
       ------------------------------         ---------------------------------
       John M. Bremer, Senior Vice            James D. Ericson, President
         President, General Counsel              and Chief Executive Officer
         and Secretary

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositor on the 7th day of November, 1995.


                                           THE NORTHWESTERN MUTUAL LIFE
                                           INSURANCE COMPANY
                                           (Depositor)

Attest: JOHN M. BREMER                     By:  JAMES D. ERICSON
       ------------------------------         ---------------------------------
       John M. Bremer, Senior Vice            James D. Ericson, President
         President, General Counsel              and Chief Executive Officer
         and Secretary

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                         Title
---------                         -----

JAMES D. ERICSON                  Trustee, President and
---------------------------       Principal Executive and
James D. Ericson                  Financial Officer


GARY E. LONG                      Vice President, Controller
---------------------------       and Principal Accounting
Gary E. Long                      Officer



RICHARD H. HOLTON*                Trustee                          Dated
-----------------------------
Richard H. Holton                                              November 7, 1995


HAROLD B. SMITH*                  Trustee
-----------------------------
Harold B. Smith

J. THOMAS LEWIS*                Trustee
-----------------------------
J. Thomas Lewis



FRANK H. BERTSCH*               Trustee
-----------------------------
Frank H. Bertsch



PATRICIA ALBJERG GRAHAM*        Trustee
-----------------------------
Patricia Albjerg Graham*



DONALD J. SCHUENKE*             Trustee
-----------------------------
Donald J. Schuenke



FRED G. LUBER*                  Trustee
-----------------------------
Fred G. Luber



R. QUINTUS ANDERSON*            Trustee                        Dated
-----------------------------                                  November 7, 1995
R. Quintus Anderson



STEPHEN F. KELLER*              Trustee
-----------------------------
Stephen F. Keller



PIERRE S. du PONT IV*           Trustee
-----------------------------
Pierre S. du Pont IV



J. E. GALLEGOS*                 Trustee
-----------------------------
J. E. Gallegos



THOMAS I. DOLAN*                Trustee
-----------------------------
Thomas I. Dolan



KATHRYN D. WRISTON*             Trustee
-----------------------------
Kathryn D. Wriston



BARRY L. WILLIAMS*              Trustee
-----------------------------
Barry L. Williams

GORDON T. BEAHAM III*           Trustee
-----------------------------
Gordon T. Beaham III



DANIEL F. McKEITHAN, JR.*       Trustee
-----------------------------
Daniel F. McKeithan, Jr.



ROBERT E. CARLSON*              Trustee
-----------------------------
Robert E. Carlson



                                Trustee
-----------------------------
Edward E. Barr



ROBERT C. BUCHANAN*             Trustee                        Dated
-----------------------------                                  November 7, 1995
Robert C. Buchanan



SHERWOOD H. SMITH, JR.*         Trustee
-----------------------------
Sherwood H. Smith, Jr.



H. MASON SIZEMORE, JR.*         Trustee
-----------------------------
H. Mason Sizemore, Jr.



JOHN J. STOLLENWERK*            Trustee
-----------------------------
John J. Stollenwerk



GEORGE A. DICKERMAN*            Trustee
-----------------------------
George A. Dickerman



GUY A. OSBORN*                  Trustee
-----------------------------
Guy A. Osborn



JOHN E. STEURI*                 Trustee
-----------------------------
John E. Steuri


*By:  JAMES D. ERICSON
    ----------------------------
    James D. Ericson, Attorney in Fact,
    pursuant to the Power of Attorney
    attached hereto

                               POWER OF ATTORNEY


     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1995 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 26th day of July, 1995.



                          R. QUINTUS ANDERSON                Trustee
                          -----------------------------------
                          R. Quintus Anderson



                                                             Trustee
                          -----------------------------------
                          Edward E. Barr



                          GORDON T. BEAHAM III               Trustee
                          -----------------------------------
                          Gordon T. Beaham III



                          FRANK H. BERTSCH                   Trustee
                          -----------------------------------
                          Frank H. Bertsch



                          ROBERT C. BUCHANAN                 Trustee
                          -----------------------------------
                          Robert C. Buchanan



                          ROBERT E. CARLSON                  Trustee
                          -----------------------------------
                          Robert E. Carlson

                          GEORGE A. DICKERMAN                Trustee
                          -----------------------------------
                          George A. Dickerman



                          THOMAS I. DOLAN                    Trustee
                          -----------------------------------
                          Thomas I. Dolan



                          PIERRE S. du PONT IV               Trustee
                          -----------------------------------
                          Pierre S. du Pont IV



                          JAMES D. ERICSON                   Trustee
                          -----------------------------------
                          James D. Ericson



                          J. E. GALLEGOS                     Trustee
                          -----------------------------------
                          J. E. Gallegos



                          PATRICIA ALBJERG GRAHAM            Trustee
                          -----------------------------------
                          Patricia Albjerg Graham



                          RICHARD H. HOLTON                  Trustee
                          -----------------------------------
                          Richard H. Holton



                          STEPHEN F. KELLER                  Trustee
                          -----------------------------------
                          Stephen F. Keller



                          J. THOMAS LEWIS                    Trustee
                          -----------------------------------
                          J. Thomas Lewis


                          FRED G. LUBER                      Trustee
                          -----------------------------------
                          Fred G. Luber


                          DANIEL F. McKEITHAN, JR.           Trustee
                          -----------------------------------
                          Daniel F. McKeithan, Jr.



                          GUY A. OSBORN                      Trustee
                          -----------------------------------
                          Guy A. Osborn

                          DONALD J. SCHUENKE                 Trustee
                          -----------------------------------
                          Donald J. Schuenke



                          H. MASON SIZEMORE, JR.             Trustee
                          -----------------------------------
                          H. Mason Sizemore, Jr.



                          HAROLD B. SMITH                    Trustee
                          -----------------------------------
                          Harold B. Smith



                          SHERWOOD H. SMITH, JR.             Trustee
                          -----------------------------------
                          Sherwood H. Smith, Jr.



                          JOHN E. STEURI                     Trustee
                          -----------------------------------
                          John E. Steuri



                          JOHN J. STOLLENWERK                Trustee
                          -----------------------------------
                          John J. Stollenwerk



                          BARRY L. WILLIAMS                  Trustee
                          -----------------------------------
                          Barry L. Williams



                          KATHRYN D. WRISTON                 Trustee
                          -----------------------------------
                          Kathryn D. Wriston

                                 EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 6 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      FOR
                         NML VARIABLE ANNUITY ACCOUNT A


Exhibit Number                       Exhibit Name
--------------                       ------------
EX-99.B1                             Restated Articles of Incorporation of
                                     The Northwestern Mutual Life Insurance
                                     Company.

EX-99.B2                             By-Laws of The Northwestern Mutual Life
                                     Insurance Company.

EX-99.B9                             Form of Variable Annuity Front Load
                                     Contract - Form QQV.ACCT.A (sex neutral).

EX-99.B9(a)                          Form of Variable Annuity Back Load
                                     Contract - Form QQV.ACCT.A (sex neutral).

EX-99.B9(b)                          Form of Variable Annuity Front Load and
                                     Back Load Contract Payment Rate Tables -
                                     Form QQV.AACT.A.B. (sex distinct).

EX-99.B11                            Consent of Independent Accountants.

EX-27                                Financial Data Schedule for period
                                     ended December 31, 1994.

EX-27a                               Financial Data Schedule for period
                                     ended June 30, 1995.